Exhibit 99.3

Exception Grades
Run Date - 5/9/2022 11:01:31 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted]	RCKT2220002			25229133			Credit	Missing Document	General	Missing Document	Missing Document: Rider - Acknowledgment and Waiver of Borrower's Rights not provided		The Acknowledgment and Waiver of Borrowers Rights rider was not found in the file.				Reviewer Comment (2022-04-08): Received Acknowledgment and Waiver of Borrowers Rights rider and same has been associated. Exception cleared. Buyer Comment (2022-04-07): See attached Buyer Comment (2022-04-07): See attached rider and review to clear condition.	04/08/2022			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220005			25252524			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed [Redacted]. On this loan, the recording fee increased by less than [Redacted] on [Redacted] from [Redacted] to [Redacted] and [Redacted] fess will not re-baseline to increased fee. The final increase of fee to [Redacted] requires [Redacted] cure based on initial baseline of [Redacted].
Reviewer Comment (2022-04-15): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.

Buyer Comment (2022-04-14): see attached

Reviewer Comment (2022-04-11): [Redacted] received CIC dated [Redacted] which shows the change in fee amount from [Redacted] to [Redacted]. However, the change as per available LEs is from [Redacted] to [Redacted]. Also, recording fee increased from [Redacted] to [Redacted] the increase in fee is less than the [Redacted] of [Redacted], the [Redacted] fees will only re-baseline if the cumulative total of fees exceeds [Redacted], otherwise, there is no re-baselining.  Regulation Citation 1026.19(e)(3)(iv)(A)-1.ii. Cure documents required. Exception remains.

Buyer Comment (2022-04-08): please see CIC form attached which confirms the property type changed from SFR to a PUD
																			04/15/2022		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220006			25347739			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note Date: ___; Lien Position: ___	Address discrepancy on 1004 in file Subject property address is [Redacted], 1004 and purchase contract shows address as [Redacted] Appraiser comment addressing discrepancy on [Redacted]. Additional documentation to support discrepancy not found in file.
Reviewer Comment (2022-04-22): There was an addendum provided to the appraisal that reflects the subject legal address is [Redacted].  Subject is a new construction and the  address submitted initially was not the final legal address

Buyer Comment (2022-04-22): [Redacted]: see attachment.

Reviewer Comment (2022-04-21): Documentation provided does not clear the exception.  Please provide documentation from the county or the appraiser stating that the address has or will change to [Redacted] since the appraisal is currently reflecting [Redacted].

Reviewer Comment (2022-04-20): Documentation provided does not clear the exception.  Please provide documentation from the county or the appraiser stating that the address has or will change to [Redacted].

Buyer Comment (2022-04-20): [Redacted]: providing correct appraisal.
																		04/22/2022			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220006			25347775			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1	Note Date: ___; Lien Position: ___	Address discrepancy on 1004 in file Subject property address is [Redacted], 1004 and purchase contract shows address as [Redacted] Appraiser comment addressing discrepancy on [Redacted]. Additional documentation to support discrepancy not found in file.				Reviewer Comment (2022-04-22): There was an addendum provided to the appraisal that reflects the subject legal address is [Redacted]. Subject is a new construction and the address submitted initially was not the final legal address Buyer Comment (2022-04-22): [Redacted]: see attachment. Reviewer Comment (2022-04-21): Documentation provided does not clear the exception. Please provide documentation from the county or the appraiser stating that the address has or will change to [Redacted]. Buyer Comment (2022-04-20): [Redacted]: providing correct appraisal.	04/22/2022			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220006			25347802			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage amount is insufficient. File is missing RCE.				Reviewer Comment (2022-04-21): Policy reflects replacement cost coverage Buyer Comment (2022-04-20): [Redacted]: see attachment showing policy includes replacement cost coverage.	04/21/2022			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220006			25347808			Credit	Credit	Credit Documentation	Credit	Purchase contract date not provided.		Address discrepancy on 1004 in file Subject property address is [Redacted], 1004 and purchase contract shows address as [Redacted] Appraiser comment addressing discrepancy on [Redacted]. Additional documentation to support discrepancy not found in file.				Reviewer Comment (2022-04-21): Amended Escrow Instructions reflected the subject address as [Redacted] Buyer Comment (2022-04-20): [Redacted]: The property has a different address than prior address mentioned, however the same parcel number and legal description applies to both. There is no discrepancy.	04/21/2022			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220006			25347869			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Address discrepancy on 1004 in file Subject property address is [Redacted], 1004 and purchase contract shows address as [Redacted] Appraiser comment addressing discrepancy on [Redacted]. Additional documentation to support discrepancy not found in file.				Reviewer Comment (2022-04-21): Amended Escrow Instructions reflected the subject address as [Redacted] Buyer Comment (2022-04-20): [Redacted]: The property has a different address than prior address mentioned, however the same parcel number and legal description applies to both. There is no discrepancy.	04/21/2022			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220006			25347870			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Address discrepancy on 1004 in file Subject property address is [Redacted], 1004 and purchase contract shows address as [Redacted] Appraiser comment addressing discrepancy on [Redacted]. Additional documentation to support discrepancy not found in file.				Reviewer Comment (2022-04-22): There was an addendum provided to the appraisal that reflects the subject legal address is [Redacted]. Subject is a new construction and the address submitted initially was not the final legal address Buyer Comment (2022-04-22): [Redacted]: see attachment. Reviewer Comment (2022-04-21): Documentation provided does not clear the exception. Please provide documentation from the county or the appraiser stating that the address has or will change to [Redacted]. Buyer Comment (2022-04-20): [Redacted]: see attachment.	04/22/2022			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220006			25347994			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] of the loan application date.	File is missing evidence that the right to receive appraisal was provided to the borrower within [Redacted] of the loan application date.				Reviewer Comment (2022-04-21): [Redacted] received [Redacted] LE Buyer Comment (2022-04-20): [Redacted]: Right to receive appraisal was given not only on the governmetn disclosures but on the Initial Loan Estimate.	04/21/2022			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220006			25347995			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	There is a finance charge discrepancy of [Redacted]				Reviewer Comment (2022-04-21): [Redacted] received finance charge credits offset itemization Buyer Comment (2022-04-20): [Redacted]: It doesn't appear that the lump sum credit was correctly subtracted. please subtract all seller and realtor paid charges from the finance charge.	04/21/2022			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220006			25347997			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Discrepancy is due to HOI payment per policy in file.				Buyer Comment (2022-04-20): .			04/20/2022	2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220006			25347998			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] business days of application.	File is missing LE dated [Redacted] and [Redacted] per the E consent form.				Reviewer Comment (2022-04-21): [Redacted] received [Redacted] LE Reviewer Comment (2022-04-21): [Redacted] Received Initial LE; however, provide proof of Mailing or proof of electronic receipt of [Redacted] LE. Also, E-Consent present in file is showing Status as "Available Pending E-Consent". Buyer Comment (2022-04-20): [Redacted]: see attachment.	04/21/2022			1	A		CA	Primary	Purchase		D	B	D	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220008			25463010			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Evidence of H06 insurance or evidence it was not required for the investment property at [Redacted] was not found.				Reviewer Comment (2022-04-28): Received Hazard insurance verification document for reo property "[Redacted]" and same has been associated. Exception cleared. Buyer Comment (2022-04-27): Please see the attached HOI policy for [Redacted]	04/28/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220011			25250380			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The recording fee increased on [Redacted] from [Redacted] to [Redacted] and no COC was found in the file and no cure was given. Ten percent fees will only re-baseline if the cumulative total of fees exceed [Redacted]. On this loan, the recording fee increased by less than [Redacted] on [Redacted] from [Redacted] to [Redacted] and [Redacted] fess will not re-baseline to increased fee. The final increase of fee to [Redacted] requires [Redacted] cure based on initial baseline of [Redacted].				Reviewer Comment (2022-04-15): [Redacted] Received PCCD, LOE, copy of check showing cure provided. Buyer Comment (2022-04-14): see attached		04/15/2022		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220012			25236576			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	The list was provided to the borrowers on [Redacted] with a list date of [Redacted].				Buyer Comment (2022-04-08): The homeowners counseling document has updated information but is showing the wrong date, this information will be fixed for new originations.			04/08/2022	2	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220012			25236579			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The survey fee was disclosed as [Redacted] on LE's dated [Redacted] and [Redacted]. The fee was subsequently removed on the LE dated [Redacted] and CD dated [Redacted] and added back in the amount of [Redacted] on the final CD. There is no evidence whether the lender or title company required the survey as well as evidence that the service was outsourced by the borrower chosen provider. A valid change of circumstance was not found requiring a tolerance cure in the amount of [Redacted].				Reviewer Comment (2022-04-08): [Redacted] - Since borrower was provided an option to shop for the fee & borrower chose a provider not listed on SSPL, fee is not bound to tolerance. Buyer Comment (2022-04-08): [Redacted]: The survey is listed in Section C and was performed by a non-affiliate title company, there is no tolerance applied to a Section C fee in any case.	04/08/2022			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220013			25456959			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file was missing a copy of secondary valuation, required on all securitized loans.				Reviewer Comment (2022-04-28): Received CDA/secondary valuation document, information updated and same has been associated in file. Exception cleared. Buyer Comment (2022-04-27): Please see the attached CDA	04/28/2022			1	A		NC	Primary	Refinance - Rate/Term		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220013			25459915			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under estimated taxes, insurance and assessments in the projected payments section.				Buyer Comment (2022-04-27): .			04/27/2022	2	B		NC	Primary	Refinance - Rate/Term	Good Faith Redisclosure	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220013			25459916			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A broker compensation fee was added on [Redacted] and there was no COC found in the file and no cure given.				Reviewer Comment (2022-04-28): [Redacted] upon further review as COC provided no further action required Buyer Comment (2022-04-27): The Broker Compensation has always been present on this loan, the compensation type changed from indirect payment(lender paid via loan points) to direct payment (borrower paid) as reflected on the Re disclosure history in your loan file on [Redacted]	04/28/2022			1	A		NC	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220014			25344081			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing [Redacted] history of bonus income used to qualify [Redacted]. It cannot be determined the bonus income level of previous employment with [Redacted].				Reviewer Comment (2022-04-20): Bonus income has been removed from clarity and not used for qualifying purpose and received revised 1003, AUS, 1008 document has been associated. Exception cleared. Buyer Comment (2022-04-19): [Redacted]: Removing bonus income, client still qualifies.	04/20/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220015			25231046			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank [Redacted]): List of Homeownership Counseling Organizations was older than [Redacted] when provided to borrower.	Listed dated as of [Redacted] which is more than [Redacted] than [Redacted] application date				Buyer Comment (2022-04-11): Acknowledged as non-material.			04/11/2022	2	B		NC	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220015			25231048			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax fee was not disclosed on the Loan Estimate and added to the closing disclosure dated [Redacted] in the amount of [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment (2022-04-13): [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD. Buyer Comment (2022-04-12): Please see the attached cure package mailed to client.		04/13/2022		2	B		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220016			25459447			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee was disclosed as [Redacted] on LE dated [Redacted] and increased to [Redacted] on LE dated [Redacted] with no valid change of circumstance documented in the file nor evidence of cure.				Reviewer Comment (2022-04-27): [Redacted] received valid COC hence no further action required Buyer Comment (2022-04-27): [Redacted]: see attachment.	04/27/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220017			25257844			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee increased on [Redacted] from [Redacted] to [Redacted] and no COC nor cure found in the file.				Reviewer Comment (2022-04-12): [Redacted] Received valid COC therefore no cure required. Buyer Comment (2022-04-11): Please see the attached valid CIC for the increased appraisal fee.	04/12/2022			1	A		NM	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220019			25312418			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Changed Circumstance for the Appraisal Fee total on the [Redacted] Closing Disclosure increased the borrower portion to [Redacted] with [Redacted] paid by Lender Credit - totaling [Redacted]. On all subsequent CDs the borrower portion reflects [Redacted]. The Lender Credit was removed from the Appraisal Fee and a total Seller Credit of [Redacted] was applied in its place.				Reviewer Comment (2022-04-22): [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD. Buyer Comment (2022-04-21): [Redacted]: See the attached redisclosure package.		04/22/2022		2	B		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220020			25254364			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address on the Hazard Insurance policy was [Redacted] and the address on the Note was [Redacted].				Reviewer Comment (2022-04-12): Received revised hazard insurance document with correct property address and same has been associated. Exception cleared Buyer Comment (2022-04-11): Please see the subject HOI policy with the correct address of [Redacted].	04/12/2022			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220024			25305277			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The verbal verification of employment dated [Redacted] for the borrower's employment with [Redacted] did not reflect the source used to obtain Phone/Address for the borrower's employer.				Reviewer Comment (2022-04-15): Received relevant document that verified borrower employment was verified via email exchange, also employers email address verifies with the company name .Exception cleared. Buyer Comment (2022-04-14): The employment was verified via email exchange. The employers email address verifies with the company name. Please see the attached email correspondence.	04/15/2022			1	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220026			25230440			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee on final CD. A valid COC was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-04-12): [Redacted] received valid COC dated [Redacted] with reason why the fee was increased on the CD dated [Redacted] hence after review the exception was cleared. Buyer Comment (2022-04-11): [Redacted]: see attachment.	04/12/2022			1	A		NY	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220026			25230540			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax fee on final CD. A valid COC was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-04-12): [Redacted] received valid COC dated [Redacted] with reason why the fee was increased on the CD dated [Redacted] hence after review the exception was cleared. Buyer Comment (2022-04-11): [Redacted]: see attachment.	04/12/2022			1	A		NY	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220028			25234530			Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely)	[Redacted] Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided within [Redacted] days of application.	The application date is [Redacted] and disclosure is signed and dated [Redacted].
Reviewer Comment (2022-04-14): [Redacted] application disclosure timing met as application date corrected to [Redacted] instead of [Redacted].Exception cleared.

Buyer Comment (2022-04-13): The TRID application date is not what the state statute is referring to. The Statute of [Redacted] Gen laws 34-25.2 became law in [Redacted], whereas TRID application date wasn't a thing until [Redacted] and later, and wasn't made a final rule until [Redacted]. TRID application date of [Redacted] is not what the statute meant, but actually when the application was submitted to the client which is [Redacted]. Please use the correct application date.

Reviewer Comment (2022-04-12): Require [Redacted] Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided within [Redacted] days of application as per compliance requirement, as application date is [Redacted] and disclosure is signed and dated [Redacted].Exception Remains.

Buyer Comment (2022-04-11): TRID application date is not the same date as the application from state disclosure. TRID application is receipt of the 6 data points, however the clients signed application of the loan was on [Redacted]. Please review relevant statute and clear this exception.
																		04/14/2022			1	A		RI	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220028			25234531			Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely)	[Redacted] Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided within [Redacted] days of application.	The application date is [Redacted] and disclosure is signed and dated [Redacted].
Reviewer Comment (2022-04-14): [Redacted] application disclosure timing met as application date corrected to [Redacted] instead of [Redacted].Exception cleared.

Buyer Comment (2022-04-13): The TRID application date is not what the state statute is referring to. The Statute of [Redacted] Gen laws 34-25.2 became law in [Redacted], whereas TRID application date wasn't a thing until [Redacted] and later, and wasn't made a final rule until [Redacted]. TRID application date of [Redacted] is not what the statute meant, but actually when the application was submitted to the client which is [Redacted]. Please use the correct application date.

Reviewer Comment (2022-04-12): Require [Redacted] Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided within [Redacted] of application as per compliance requirement, as application date is [Redacted] and disclosure is signed and dated [Redacted].Exception Remains.

Buyer Comment (2022-04-11): TRID application date is not the same date as the application from state disclosure. TRID application is receipt of the 6 data points, however the clients signed application of the loan was on [Redacted]. Please review relevant statute and clear this exception.
																		04/14/2022			1	A		RI	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220029			25236819			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	There is no change of circumstance for the increase of the Appraisal fee of [Redacted] to [Redacted] on the loan estimate dated [Redacted].				Reviewer Comment (2022-04-11): [Redacted] upon further review received a valid COC dated [Redacted] for Appraisal fee increases Buyer Comment (2022-04-08): please see attached	04/11/2022			1	A		HI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220030			25257345			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-04-12): Loan is SHQM (APOR).	04/12/2022			1	A		AL	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220030			25257347			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2022-04-12): Adjusted Undiscounted Starting Rate Price and provided for offset for non-affiliate portion of title insurance premium (per invoice) which brings QM P&F under threshold. Buyer Comment (2022-04-11): [Redacted]: see attachment.	04/12/2022			1	A		AL	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220030			25257348			Compliance	Compliance	State Compliance	State Late Charge	[Redacted] Late Charge Percent and Amount Testing	[Redacted] Late Charge: Note late charge amount of [Redacted] exceeds the state maximum of [Redacted].	The Note indicates in no event will any late charge under this section 6A exceed [Redacted]				Buyer Comment (2022-04-11): Our note confirms late charges will not exceed [Redacted].			04/11/2022	2	B		AL	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220031			25252470			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Preliminary Title in file reflects a Loan Policy amount of [Redacted] - which is less than the loan amount of [Redacted].				Reviewer Comment (2022-04-14): Received final title policy with correct amount and associated. Exception cleared. Buyer Comment (2022-04-13): See attached	04/14/2022			1	A		OR	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220037			25458817			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of [Redacted] is insufficient or less than the note amount of [Redacted] by [Redacted], [Redacted] will clear the exception by providing an updated/corrected prelim title policy or final title policy showing matching coverage/loan amount figure				Reviewer Comment (2022-04-28): Supplement to the title commitment was providing increasing coverage. Buyer Comment (2022-04-28): please see attached Reviewer Comment (2022-04-27): There were no new documents to review for this file. Could you please re-upload the appropriate documentation. Buyer Comment (2022-04-26): please see attached	04/28/2022			1	A		NV	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220039			25342567			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The YTD paystub found in the file was not completely legible to verify income utilized in qualifying.				Reviewer Comment (2022-04-20): Received Legible paystub of borrower, income validated and same has been associated in file. Exception Cleared. Buyer Comment (2022-04-19): Please see attached legible paystub.	04/20/2022			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220042			25459507			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Walls In Insurance was incorrectly reflected in the "Other" section versus Homeowner's Insurance in the Estimated Taxes, Insurance & Assessments section on page [Redacted] of the final Closing Disclosure.				Buyer Comment (2022-04-26): .			04/26/2022	2	B		CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220043			25342805			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The permanent resident alien card for the borrower is missing from the file.				Reviewer Comment (2022-04-20): Revised 1003 provided indicating borrower is a US Citizen Buyer Comment (2022-04-20): Please see attached 1003 disclosing the borrower as a US Citizen. Reviewer Comment (2022-04-20): Require corrected final 1003 stating borrower is US citizen or provide Perm Resident card to clear this exception as per final 1003 borrower citizenship selected as "Permanent Resident Alien" however as per received document borrower is US citizen. Hence, Exception remains. Buyer Comment (2022-04-19): Client is a US Citizen, perm resident card does not apply.	04/20/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220045			25236857			Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.				Reviewer Comment (2022-04-08): [Redacted] Received SSPL.	04/08/2022			1	A		WA	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220045			25240244			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Source of funds not found for the [Redacted] deposit into the borrower's checking account [Redacted] on [Redacted].				Reviewer Comment (2022-04-08): Received a copy of the CD from the refinance evidencing the deposit of [Redacted]. Exception cleared. Buyer Comment (2022-04-08): [Redacted]: See CD from prior transaction.	04/08/2022			1	A		WA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220045			25240253			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The source of the employer's telephone number was not reflected on the borrower's VVOE.				Reviewer Comment (2022-04-08): Received source document used to verify employer's phone number. Exception cleared. Buyer Comment (2022-04-08): [Redacted]: See attachment.	04/08/2022			1	A		WA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220045			25243333			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Title - Admin Support Fee was added without a valid change of circumstance. Due to the missing Settlement Service Provider Disclosure, it was not possible to determine if the addition was acceptable.				Reviewer Comment (2022-04-08): [Redacted] Received SSPL. Upon further review fees are within tolerance. Buyer Comment (2022-04-08): [Redacted]: see service provider list.	04/08/2022			1	A		WA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220045			25243334			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Storage Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Title - Document Storage Fee was added without a valid change of circumstance. Due to the missing Settlement Service Provider Disclosure, it was not possible to determine if the addition was acceptable.				Reviewer Comment (2022-04-08): v Buyer Comment (2022-04-08): [Redacted]: There is no fee in this amount on the closing disclosure.	04/08/2022			1	A		WA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220047			25257651			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Commitment title in file disclosed [Redacted] of title insurance coverage; however this is less than the loan amount of [Redacted]. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-04-21): Updated commitment received. Coverage matches Note amount and is acceptable. Buyer Comment (2022-04-21): please see attached	04/21/2022			1	A		WA	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220047			25262914			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Title- Lender's Title Policy was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided. File is missing LE dated [Redacted], [Redacted], [Redacted] and [Redacted] per the E consent in file.				Reviewer Comment (2022-04-20): [Redacted] upon further review received a valid COC dated [Redacted] for Title-Lender's Title Insurance increases. Buyer Comment (2022-04-19): CIC form provided shows details property type change from SFR to PUD	04/20/2022			1	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220047			25262916			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Appraisal review fee was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided. File is missing LE dated [Redacted], [Redacted], [Redacted] and [Redacted] per the E consent in file.
Reviewer Comment (2022-04-22): [Redacted] received valid COC dated [Redacted] with reason why the fee was added on the CD dated [Redacted] hence after review the exception was cleared.

Buyer Comment (2022-04-21): Product change is a valid CIC as the product changing from Fannie to Jumbo Smart requires a secondary valuation which would not have previously been required. Attached is the appraisal invoice confirming the [Redacted] was charged for the CDA

Reviewer Comment (2022-04-20): [Redacted] upon further review in provided COC dates [Redacted] stating as "Product" which is not a valid reason for added of Appraisal Review Fee [Redacted] on CD [Redacted]. So kindly provide a COC with additional information to justify why the fee added on CD [Redacted] or provide Cure.

Buyer Comment (2022-04-19): [Redacted] of the CIC form attached to the other exception confirms the appraisal fee increased with the product change
																		04/22/2022			1	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220047			25262918			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Tax service fee was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided. File is missing LE dated [Redacted], [Redacted], [Redacted] and [Redacted] per the E consent in file.				Reviewer Comment (2022-04-20): [Redacted] upon further review received a valid COC dated [Redacted] for Tax Service Fee increases. Buyer Comment (2022-04-19): please see CIC form attached showing the Tax Service fee increased as a result of a change in loan amount and product Buyer Comment (2022-04-19): see attached	04/20/2022			1	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220047			25264034			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Loan Discount point was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided. File is missing LE dated [Redacted], [Redacted], [Redacted] and [Redacted] per the E consent in file.				Reviewer Comment (2022-04-20): [Redacted] upon further review received a valid COC dated [Redacted] for Loan Discount Points increases. Buyer Comment (2022-04-19): Missing LEs were attached to the other exception for review Buyer Comment (2022-04-19): see attached	04/20/2022			1	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220048			25231255			Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Policy Missing	The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.	Flood insurance for the subject property was not provided for review.				Reviewer Comment (2022-04-12): Flood Insurance Policy provided Buyer Comment (2022-04-12): please see attached	04/12/2022			1	A		NJ	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220048			25231258			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Walls In Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section of the CD.				Buyer Comment (2022-04-14): . Reviewer Comment (2022-04-13): Regraded to EV2-B as the Walls-In Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other." Buyer Comment (2022-04-12): [Redacted] is a client service based organization, and we disclose items on the CD in accordance with what makes sense for the client and the transaction. The subject property is a condo and as such we break out the Walls Ins insurance as a more consumer friendly method of disclosing it to the client.			04/14/2022	2	B		NJ	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220049			25315161			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance verification not provided for REO [Redacted].				Reviewer Comment (2022-04-19): [Redacted] is a dry boat slip, insurance is not required. Exception cleared. Buyer Comment (2022-04-18): [Redacted] is a dry boat slip, insurance is not required. Exception cleared.	04/19/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220049			25315481			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	The provided Verbal verification of employment from [Redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment (2022-04-19): [Redacted] is the source used to verify the phone number has been provided. Exception cleared. Buyer Comment (2022-04-18): [Redacted] is the source used to verify the phone number. Please see the attached [Redacted] search confirming the phone number used to complete the VOE is tied to the business.	04/19/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220049			25315643			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The provided W-2 for the borrower employment at [Redacted] is illegible.				Reviewer Comment (2022-04-19): W2 provided for year [Redacted] and [Redacted] for the borrower [Redacted]. Exception cleared. Buyer Comment (2022-04-18): Please see the attached [Redacted] and [Redacted] W2s for primary borrower, [Redacted].	04/19/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220050			25251528			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard insurance policy expires on [Redacted] and the Note date was [Redacted] which is less than [Redacted] from the Note to expiration of the policy.
Reviewer Comment (2022-04-15): Received replacement cost estimator document and associated. exception cleared.

Buyer Comment (2022-04-14): [Redacted]: See attachment.

Reviewer Comment (2022-04-14): Require Replacement cost estimator or revised HOI document as there is coverage shortfall of amount [Redacted] and there is no additional extended coverage amount or percentage given on latest HOI document, also "Includes replacement cost coverage" answered as NO in HOI document. Hence, Exception Remains.

Buyer Comment (2022-04-13): [Redacted]: See attachment.

Reviewer Comment (2022-04-12): Require revised Hazard insurance policy as available hoi doc expires on [Redacted] and the Note date was [Redacted] which is less than [Redacted] days from the Note to expiration of the policy, Also received document is HO3 Notice of premium due instead of HOI document. Hence, Exception remains.

Buyer Comment (2022-04-11): [Redacted]: See attachment.
																		04/15/2022			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220053			25309736			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	ERRONEOUS: P&L no longer required.				Reviewer Comment (2022-04-18): Loan is SHQM(APOR)	04/18/2022			1	A		UT	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220053			25312408			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2022-04-14): Sufficient Cure Provided At Closing		04/14/2022		1	A		UT	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220054			25253994			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects an Appraisal Fee of [Redacted] that exceeds the previously disclosed amount of [Redacted]. No Lender Credit / Cure / Changed Circumstance documentation is found in the file to cover this variance.				Reviewer Comment (2022-04-12): [Redacted] Received COC dated [Redacted] with a valid reason, No additional cure is needed. Buyer Comment (2022-04-12): please see attached	04/12/2022			1	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220055			25257599			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Appraisal fee on LE dated [Redacted] was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-04-12): [Redacted] received COC dated [Redacted]. Buyer Comment (2022-04-11): [Redacted]: See appraisal cic.	04/12/2022			1	A		AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220055			25261943			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing proof of current PITI for [Redacted]. Statement in file for property is from [Redacted] ([Redacted]). Per 1003, lender is [Redacted].				Reviewer Comment (2022-04-12): Closing Disclosure provided for the property at [Redacted]. which confirms the taxes and insurance are escrowed and PITIA is [Redacted]. Exception cleared. Buyer Comment (2022-04-11): [Redacted]: see attachment.	04/12/2022			1	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220056			25453615			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee was disclosed as [Redacted] on LE dated [Redacted] and increased to [Redacted] on LE dated [Redacted] with no valid change of circumstance documented in the file nor evidence of cure.				Reviewer Comment (2022-04-26): [Redacted] received COC dated [Redacted] Buyer Comment (2022-04-26): Please see the attached screen shots from our appraisal fee increase tracking item, fee increased due to limited appraiser availability.	04/26/2022			1	A		NM	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220057			25258174			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Will be resolve with sufficient reliable third-party records.				Reviewer Comment (2022-04-15): SHQM (APOR)	04/15/2022			1	A		AR	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220060			25260606			Credit	Guideline	Guideline Issue	Guideline	Missing employment verification documentation.		The Third Party Verification of Self Employment documentation was not dated for the businesses at [Redacted], [Redacted] and [Redacted] in order to verify it was within [Redacted] days as required.				Reviewer Comment (2022-04-12): Background check verified on [Redacted] for the businesses [Redacted] , [Redacted] and [Redacted] has been provided. Exception cleared. Buyer Comment (2022-04-11): [Redacted]: See attached RES reports showing businesses owned by [Redacted] who is client.	04/12/2022			1	A		SC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220062			25306403			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The verbal verification of employment dated [Redacted] for the borrower's employment with [Redacted] did not reflect the source used to obtain Phone/Address for the employer.				Reviewer Comment (2022-04-20): Received proof of document stating borrower employment verification phone number was verified from "[Redacted]"(internal searchable database) and same has been associated. Exception cleared. Buyer Comment (2022-04-19): see attached	04/20/2022			1	A		MA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220062			25306527			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2022-04-14): .			04/14/2022	2	B		MA	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220063			25240288			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Fee increased from [Redacted] to [Redacted] on the LE dated [Redacted]. A valid Change of Circumstance was not found which results in a tolerance cure required in the amount of [Redacted] for this zero percent tolerance fee.				Reviewer Comment (2022-04-11): [Redacted] received valid COC no further action required Buyer Comment (2022-04-08): see attached	04/11/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220063			25240644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance was incorrectly reflected in the "other" section on page [Redacted] versus in the Homeowner's Insurance section on the Final CD.				Buyer Comment (2022-04-08): .			04/08/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220064			25372511			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed [Redacted]. On this loan, the recording fee increased by less than [Redacted] on [Redacted] from [Redacted] to [Redacted] and [Redacted] fess will not re-baseline to increased fee. The final increase of fee to [Redacted] requires [Redacted] cure based on initial baseline of [Redacted].
Reviewer Comment (2022-04-26): [Redacted] Received PCCD, LOE, copy of check showing cure provided

Buyer Comment (2022-04-25): please see attached

Reviewer Comment (2022-04-22): [Redacted] upon review received COC dated [Redacted] which was already present in the original file. Fees in the [Redacted] tolerance will only rebase line with a VCC if the cumulative total of fees increasing with the VCC exceed [Redacted], otherwise there is no rebase line. On [Redacted] the fee did not increase by [Redacted] so the fee will not rebase line However the Recording Fee was increased on the CD dated [Redacted] so we require a valid COC within [Redacted] from the fee increased on the CD dated [Redacted] or cure required.

Buyer Comment (2022-04-21): Please see the CIC form showing a change in property type from SFR to PUD
																			04/26/2022		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220066			25461538			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects an Appraisal Fee of [Redacted] that exceeds the previously disclosed amount of [Redacted]. No Lender Credit, Cure, or Changed Circumstance was documented in file for this variance.				Reviewer Comment (2022-04-27): [Redacted] received valid COC hence no further action required Buyer Comment (2022-04-27): Please see the attached screen shots from our appraisal fee increase tracking item, this fee was increased due to limited appraiser availability	04/27/2022			1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220067			25252786			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee was not found in the file.				Reviewer Comment (2022-04-12): [Redacted] received a valid LOX in lieu of COC for the Appraisal fee increased due to [Redacted]. Buyer Comment (2022-04-12): please see attached	04/12/2022			1	A		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220067			25252787			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Two mortgages being paid off - Initial mortgage is with same Lender. Incorrect form used.				Buyer Comment (2022-04-12): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			04/12/2022	2	B		MN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220069			25306726			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Commitment in file reflects a Loan Policy amount of [Redacted] which is less than the final loan amount of [Redacted]. Documentary confirmation of the updated amount to cover the loan amount is required.				Reviewer Comment (2022-04-15): Received final title policy with correct amount and associated. Exception cleared. Buyer Comment (2022-04-14): please see attached	04/15/2022			1	A		OH	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220072			25358455			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fees increased as of [Redacted], no evidence of change in circumstance in file. no lenders credit provided				Reviewer Comment (2022-04-21): [Redacted] received COC dated [Redacted]. Buyer Comment (2022-04-20): please see attached	04/21/2022			1	A		KY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220074			25303961			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		Loan was not insurance at time of transaction on [Redacted]				Reviewer Comment (2022-04-15): Hazard Insurance Policy with effective Date of [Redacted] has been received. Exception cleared. Buyer Comment (2022-04-14): [Redacted]: see attachment.	04/15/2022			1	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220074			25304469			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-04-15): As per the PCCD with closing date [Redacted], on [Redacted] it can be verified that shaker auto lease was paid off through closing. DTI in line. Exception is cleared.	04/15/2022			1	A		OH	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220074			25304470			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] significantly exceeds the guideline maximum of [Redacted]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Debts for Borrower are higher than disclosed. New Lease payment was not included in DTI calculation.				Reviewer Comment (2022-04-15): As per the PCCD with closing date [Redacted], on [Redacted] it can be verified that shaker auto lease was paid off through closing. DTI in line. Exception is cleared. Buyer Comment (2022-04-14): [Redacted]: The [Redacted] lease was paid off by the loan, and is included on page [Redacted] of the closing disclosure. We have also provided proof that the old lease, the [Redacted], was paid off by the new lease debt.	04/15/2022			1	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220074			25304486			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Debt higher than disclosed. Evidence of a new lease provided in file. Lease payment was not included in DTI calculation.				Reviewer Comment (2022-04-15): As per the PCCD with closing date [Redacted], on [Redacted] it can be verified that shaker auto lease was paid off through closing. DTI in line. Exception is cleared. Buyer Comment (2022-04-14): [Redacted]: The [Redacted] lease was paid off by the loan, and is included on page [Redacted] of the closing disclosure. We have also provided proof that the old lease, the [Redacted] lease, was paid off by the new lease debt.	04/15/2022			1	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220074			25304502			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	DTI is out of acceptable range due to increased debt.				Reviewer Comment (2022-04-15): As per the PCCD with closing date [Redacted], on [Redacted] it can be verified that shaker auto lease was paid off through closing. DTI in line. Exception is cleared. Buyer Comment (2022-04-14): [Redacted]: The [Redacted] lease was paid off by the loan, and is included on page [Redacted] of the closing disclosure. We have also provided proof that the old lease, the [Redacted], was paid off by the new lease debt.	04/15/2022			1	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220080			25248742			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Valid Change of Circumstance not provided for increase in recording fee from [Redacted] to [Redacted].				Reviewer Comment (2022-04-14): [Redacted] received Letter of Explanation, Copy of Refund Check, and Corrected CD Buyer Comment (2022-04-14): Please see the attached packaged mailed to the client curing the issue.		04/14/2022		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220081			25239995			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Amount of insurance on the Final Title Policy is [Redacted] and the Note amount is [Redacted].				Reviewer Comment (2022-04-14): Received title policy document with correct amount and associated. Exception cleared. Buyer Comment (2022-04-13): please see attached Reviewer Comment (2022-04-11): Require final title policy with correct amount [Redacted] as received title document is still showing loan amount [Redacted]. Hence, Exception remains. Buyer Comment (2022-04-08): please see attached	04/14/2022			1	A		CT	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220081			25243702			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Annual hazard insurance premium is [Redacted]. Amount of Non-Escrowed Property Costs over Year [Redacted] should be [Redacted] versus [Redacted].				Buyer Comment (2022-04-08): .			04/08/2022	2	B		CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220083			25257841			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The flood insurance was incorrectly disclosed under 'other' versus in the Homeowner's in the Estimated taxes, Insurance & Assessments section on page [Redacted] of the final Closing Disclosure.				Buyer Comment (2022-04-13): non-material Reviewer Comment (2022-04-12): The exception is already graded an EV2-B. Please provide a corrected CD and LOE to cure. Buyer Comment (2022-04-11): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.			04/13/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220089			25232405			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Incorrect form used.				Buyer Comment (2022-04-07): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			04/07/2022	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220090			25254962			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement Disclosure provided to the borrower on [Redacted] is not signed.				Reviewer Comment (2022-04-12): Signed disclosure provided. Buyer Comment (2022-04-11): Please see the attached esigned ABA.	04/12/2022			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220090			25258035			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The Federal Flood Disclosure provided on [Redacted] is not signed.				Reviewer Comment (2022-04-12): Signed disclosure provided. Buyer Comment (2022-04-11): Please see the attached signed Flood Hazard Disclosure.	04/12/2022			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220090			25258089			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	File is missing evidence of [Redacted] history of the bonus income used to qualify borrower.
Reviewer Comment (2022-04-22): Bonus income from [Redacted] was normalized over [Redacted].  History of [Redacted] minimum has been documented

Buyer Comment (2022-04-22): [Redacted]: The client just started working there on [Redacted], most employer need an employer to work in a certain tax year to receive an annual bonus, the client worked for one year and received a bonus for the previous years tax year in the current year. This IS [Redacted] months of history because the client is paid an annual bonus for the prior years' history. Taking the stance that the client must have bonus history in [Redacted] in the prior [Redacted] months negatively affects borrowers who earn annual bonus vs those who receive monthly bonus, rending them ineligible to use bonus income unless they work at a certain position for [Redacted] years. The guidelines only require "[Redacted] months of bonus income history" so when the client receives an ANNUAL BONUS he is receiving it for working a period of [Redacted] months.

Reviewer Comment (2022-04-20): Require [Redacted] history of bonus income as per FNMA guidelines is require as available paystub in file dated [Redacted] is showing bonus income [Redacted] for year [Redacted] and received WVOE and paystub document is not showing that borrower received bonus income in year [Redacted]. Please provide relevant document that states borrower received bonus income in [Redacted] or do you want bonus income to be removed from clarity. Hence, Exception remains.

Buyer Comment (2022-04-19): [Redacted]: The bonus income meets guidelines. The guideline does not say that the borrower must have earned the bonus in the previous tax year to qualify, the guideline says that the client must have [Redacted] of bonus history in order to qualify, and the client has been at their current employer for one year and received bonus income during their first [Redacted] which meets guidance. The client has annual income and that annual bonus history is acceptable after one year of bonus income, no bonus income in the prior calendar year is required by guidelines. As Fannie guideline states "Borrowers relying on overtime or bonus income for qualifying purposes must have a history of no less than [Redacted] to be considered stable", this client has a history of earning bonus income which occurred as a result of having [Redacted] history and receiving an annual bonus during that [Redacted] of history.

Reviewer Comment (2022-04-12): The borrower' began current employment [Redacted].  Based on the WVOE and year end paystub in the file, there was no bonus earnings rec'd in [Redacted].  Based on the documentation provided, it does not appear the use of bonus in qualifying was supported.

Buyer Comment (2022-04-11): A minumum [Redacted] month history of bonus income is required on this loan product. Kindly review and clear.
																		04/22/2022			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220092			25310965			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The discount points increased on [Redacted] from [Redacted] to [Redacted]. There was no COC found in the file and no cure given.				Reviewer Comment (2022-04-19): [Redacted] received COC and as per rate lock fee disclosed correctly. Buyer Comment (2022-04-19): Please see attached CIC for the change to both the LDP and LPC. The borrower selected a lower rate. Please review to clear this condition.	04/19/2022			1	A		NJ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220098			25227864			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Policy ([Redacted]) in file is illegible.
Reviewer Comment (2022-04-14): HOI policy states replacement or repair cost protection coverage A, sufficient  coverage in the file,  RCE not required. Exception is cleared.

Buyer Comment (2022-04-13): The HOI policy states it has endorsement [Redacted] which is replacement or repair cost protection coverage A on it, please review and clear exception.

Reviewer Comment (2022-04-12): Require replacement cost estimator document as there is coverage shortfall of amount [Redacted] and  there is no additional extended replacement coverage percent or amount given on available hoi document, Hence exception remains.

Buyer Comment (2022-04-11): [Redacted]: see attachment.
																		04/14/2022			1	A		MA	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220098			25228017			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	CPA letter ([Redacted]) in file does not verify current existence of Partnership income( [Redacted]) and Sole Proprietorship income used to qualify borrower.				Reviewer Comment (2022-04-12): Cpa letter associated for Sole Proprietorship income (Financial Advisor).Exception cleared. Buyer Comment (2022-04-11): [Redacted]: The CPA letter says specifically that he is self employed as a Financial Advisor, please clear this condition.	04/12/2022			1	A		MA	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220098			25228271			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	.				Reviewer Comment (2022-04-15): Loan is SHQM (APOR).	04/15/2022			1	A		MA	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220098			25229066			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter ([Redacted]) in file does not verify current existence of Partnership income( [Redacted]) and Sole Proprietorship income used to qualify borrower.				Reviewer Comment (2022-04-12): Cpa letter associated for [Redacted]). Exception Cleared. Buyer Comment (2022-04-11): [Redacted]: The CPA letter says specifically that he is [Redacted] owner of [Redacted], please clear this condition.	04/12/2022			1	A		MA	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220099			25231010			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]. The representative FICO score is above [Redacted].	[Redacted] liquid assets on file; [Redacted] months PITIA reserves; [Redacted] FICO	Owner Owner,Originator	Reviewer Comment (2022-05-06): [Redacted] liquid assets on file; [Redacted] months PITIA reserves; [Redacted] FICO Buyer Comment (2022-04-11): The title policy will cover the entire loan amount no matter what the commitment says, as the title company closes the loan and issues a final soon afterward updating the loan amount changed close to closing.			04/11/2022	2	B		MI	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220099			25232977			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	There is no evidence of signed and dated business and personal tax returns in the file.				Reviewer Comment (2022-05-06): Compensating factor: [Redacted] liquid assets on file; [Redacted] months PITIA reserves; [Redacted] FICO Reviewer Comment (2022-04-12): Received tax form 8825. Exception cleared. Reviewer Comment (2022-04-12): Checked Tax Transcripts and it does not have form [Redacted] mentioned which would confirm that the transcripts are digitally signed and dated. Hence, exception remains. Buyer Comment (2022-04-11): [Redacted]: The business tax returns include form [Redacted] with a PIN confirming they are digitally signed and dated.	05/06/2022			1	A		MI	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220099			25232979			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	There is no evidence of signed and dated business and personal tax returns in the file.				Reviewer Comment (2022-05-06): [Redacted] liquid assets on file; [Redacted] months PITIA reserves; [Redacted] FICO Reviewer Comment (2022-04-12): Received tax form 8825. Exception cleared. Reviewer Comment (2022-04-12): Checked Tax Transcripts and it does not have form [Redacted] mentioned which would confirm that the transcripts are digitally signed and dated. Hence, exception remains. Buyer Comment (2022-04-11): [Redacted]: The business tax returns include form [Redacted] with a PIN confirming they are digitally signed and dated.	05/06/2022			1	A		MI	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220099			25232980			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	There is no evidence of signed and dated business and personal tax returns in the file.				Reviewer Comment (2022-05-06): Compensating factor: [Redacted] liquid assets on file; [Redacted] months PITIA reserves; [Redacted] FICO Reviewer Comment (2022-04-12): Received tax form 8825. Exception cleared. Buyer Comment (2022-04-11): [Redacted]: The business tax returns include form [Redacted] with a PIN confirming they are digitally signed and dated.	05/06/2022			1	A		MI	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220099			25232981			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	There is no evidence of signed and dated business and personal tax returns in the file.				Reviewer Comment (2022-05-06): [Redacted] liquid assets on file; [Redacted] months PITIA reserves; [Redacted] FICO Reviewer Comment (2022-04-12): Received tax form 8825. Exception cleared. Buyer Comment (2022-04-11): [Redacted]: The business tax returns include form [Redacted] with a PIN confirming they are digitally signed and dated.	05/06/2022			1	A		MI	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220099			25233224			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	There is no evidence of signed and dated business and personal tax returns in the file.				Reviewer Comment (2022-05-06): . Reviewer Comment (2022-04-12): Received tax form 8825. Exception cleared.		05/06/2022		2	B		MI	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220100			25312342			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Final CD reflects an Appraisal fee of [Redacted] that exceeds the previously disclosed amount of [Redacted]. No change Circumstance or equivalent documentation was found in the file for this variance.				Reviewer Comment (2022-04-18): [Redacted] received COC dated [Redacted]. Buyer Comment (2022-04-15): Please see attached CIC for the increase to the appraisal fee.	04/18/2022			1	A		ID	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220101			25237570			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard insurance policy expires on [Redacted] and the Note date was [Redacted] which is less than [Redacted] from the Note to expiration of the policy.				Reviewer Comment (2022-04-12): Received a copy of the renewal policy. Exception cleared. Buyer Comment (2022-04-12): see attached Buyer Comment (2022-04-12): See attached renewal and review to clear condition.	04/12/2022			1	A		MN	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220101			25239579			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	There is no change of circumstance and no cure provided for the increase of the appraisal fee of [Redacted] to [Redacted] on [Redacted].				Reviewer Comment (2022-04-15): [Redacted] received corrected PCCD, Copy of refund Check, LOE and proof of mailing. Buyer Comment (2022-04-14): see attached Buyer Comment (2022-04-14): See attached client package and check copy and review to clear condition. Reviewer Comment (2022-04-12): [Redacted] upon review provided LE dated [Redacted] has different Loan ID[Redacted] and also it is prior to the application date. Please provide valid COC for the Appraisal Fee increase on the CD dated [Redacted] or provide Cure Documents. Buyer Comment (2022-04-08): see attached		04/15/2022		2	B		MN	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220102			25354741			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documentation was not found to verify the [Redacted] checking account that was submitted to the AUS in the amount of [Redacted]. This account was needed in order to support sufficient funds to close.				Reviewer Comment (2022-04-20): Received asset report and exception has been cleared. Buyer Comment (2022-04-20): [Redacted]: see attached asset report.	04/20/2022			1	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220102			25354746			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Documentation was not found to verify the [Redacted] checking account that was submitted to the AUS in the amount of [Redacted]. This account was needed in order to support sufficient funds to close as well as the reserves required.				Reviewer Comment (2022-04-20): Received asset report and exception has been cleared. Buyer Comment (2022-04-20): [Redacted]: see attached asset report.	04/20/2022			1	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220102			25354778			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing with Waiver	TILA-RESPA Integrated Disclosure: Waiver of [Redacted] day waiting period for Closing Disclosure due to bona fide personal financial emergency.	Signed document was found in the file waiving the three day receipt of the final Closing Disclosure due to a valid bona fide personal financial emergency.				Buyer Comment (2022-04-20): . Reviewer Comment (2022-04-19): Waiting period waiver in file meets requirements for EV2 under SFA.			04/20/2022	2	B		SC	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220102			25354779			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least [Redacted] business days prior to closing.	The LE dated [Redacted] was not received by the borrower at least [Redacted] prior to closing.				Buyer Comment (2022-04-20): . Reviewer Comment (2022-04-19): Waiting period waiver in file meets requirements for EV2 under SFA.			04/20/2022	2	B		SC	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220103			25251014			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted] . A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment (2022-04-12): [Redacted] received Appraisal ordered document lieu of COC for the Appraisal fee increased due to [Redacted]. Buyer Comment (2022-04-11): [Redacted]: see attached cic.	04/12/2022			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220104			25231504			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment (2022-04-08): [Redacted] received COC dated [Redacted]. Buyer Comment (2022-04-08): [Redacted]: see attachment.	04/08/2022			1	A		NH	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220108			25233737			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-					Reviewer Comment (2022-04-12): Received Personal bank statement for [Redacted] banking account number ending with [Redacted] for the month of [Redacted] that is from [Redacted] to [Redacted] where we are able to verify the borrower's details along with account balance and other details. Hence, document accepted and associated as now we have bank statement for the same account for [Redacted] on file ([Redacted] and [Redacted]). Exception cleared. Buyer Comment (2022-04-11): Please see the attached for the [Redacted] statement that includes the clients name and ending balance	04/12/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220109			25353386			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee was disclosed as [Redacted] on LE dated [Redacted] and increased to [Redacted] on LE dated [Redacted] with no valid change of circumstance documented in the file. The lender issued a credit of [Redacted] on the final CD dated [Redacted]. However, the total cure amount for would be [Redacted] ([Redacted]) and the cure is insufficient by [Redacted] ([Redacted]).				Reviewer Comment (2022-04-21): [Redacted] received valid COC dated [Redacted] for increase in appraisal fee. Buyer Comment (2022-04-20): please see attached	04/21/2022			1	A		AR	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220110			25470162			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2022-05-02): Final Title with proper coverage amount has been provided. Buyer Comment (2022-05-02): please see attached	05/02/2022			1	A		AZ	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220110			25470174			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Six months of reserves were not documented in file as required by guidelines.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. The qualifying DTI on the loan is less than or equal to [Redacted]. Borrower has worked in the same position for more than [Redacted] years.		Owner Owner Owner	Reviewer Comment (2022-05-03): • [Redacted] DTI • Qualifying FICO of [Redacted] • Primary residence • Subject loan is only active mortgage account • Subject property is only real estate owned • No derogatory credit items including timely mortgage payment history for prior [Redacted] • Qualifying with W2 base income only				2	B		AZ	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220113			25244494			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Appraisal fee on CD dated [Redacted] was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-04-12): [Redacted] received COC dated [Redacted] Buyer Comment (2022-04-12): please see attached	04/12/2022			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220113			25244569			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the projected payments Section.				Buyer Comment (2022-04-12): .			04/12/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220115			25258067			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage is [Redacted] and the Note amount is [Redacted]. There is no evidence of [Redacted] replacement cost coverage or Replacement Cost Estimator in the file.				Reviewer Comment (2022-04-12): Received Hazard Insurance Policy document which confirms that there is an additional dwelling coverage of [Redacted], hence, updated details as per the document and there is no coverage shortfall now. Document associated and Exception cleared. Buyer Comment (2022-04-11): Please see the attached HOI dec page including the home protector endorsement which adds an additional [Redacted] of dwelling coverage, for a total dwelling coverage of [Redacted] which covers the loan amount and [Redacted] of the appraised value.	04/12/2022			1	A		MO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220119			25456440			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Walls-In or HO-6 Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2022-04-26): "."			04/26/2022	2	B		IL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220120			25258141			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard Insurance Coverage Amount is insufficient. The combined coverage amount , Extended Replacement coverage and Lender documented insured value of [Redacted] is less than the loan amount.				Reviewer Comment (2022-04-12): We have Replacement cost estimator with enough Insured Value as there is no coverage shortfall. Hence, Exception cleared. Buyer Comment (2022-04-11): Please refer to page [Redacted] for the replacement cost estimator showing the cost to rebuild of [Redacted] is covered by the [Redacted] dwelling.	04/12/2022			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220124			25376221			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final Closing Disclosure provided on [Redacted] did not disclose if Homeowners insurance is included in escrow of Projected Payments table.				Buyer Comment (2022-04-21): .			04/21/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220124			25376223			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee Amount of [Redacted] exceeds tolerance of [Redacted] no cure or valid change of circumstances was provided				Reviewer Comment (2022-04-22): [Redacted] received LOX lieu of COC for the Appraisal fee increased due to [Redacted]. Buyer Comment (2022-04-21): please see attached	04/22/2022			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220124			25377009			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.						Reviewer Comment (2022-04-22): Received updated HOI correcting effective date to [Redacted]. Exception cleared. Buyer Comment (2022-04-21): please see attached	04/22/2022			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220125			25302544			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final closing disclosure disclosed flood insurance escrowed and selected other				Buyer Comment (2022-04-14): .			04/14/2022	2	B		FL	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220125			25302751			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Loan Disclosures: Amount of Non-Escrowed Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] has [Redacted] for flood policy and [Redacted] for taxes, home owners [Redacted].				Buyer Comment (2022-04-14): .			04/14/2022	2	B		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220128			25250035			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The file was missing a copy of the Award Letter/Continuance Letter for [Redacted] Social Security Income.				Reviewer Comment (2022-04-14): Social Security Income was grossed up from 1040. Income verified, exception cleared. Buyer Comment (2022-04-13): See attached income calculations and review to clear condition. Reviewer Comment (2022-04-12): Noted Social Security Income benefit on 1040, however, the amount doesn't match. Hence, Exception remains. Buyer Comment (2022-04-11): The Social Security income was taken from the 1040. Please review to clear condition.	04/14/2022			1	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220128			25250238			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The File contains a Third Party Verification document. However the document is not dated. Page [Redacted] D [Redacted].				Reviewer Comment (2022-04-12): Received Third Party Verification for the Business [Redacted], verified details, document accepted and associated. Exception Cleared. Buyer Comment (2022-04-11): see attached Buyer Comment (2022-04-11): See Attached response.	04/12/2022			1	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220128			25250292			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This is due to Reg Failure ([Redacted]). Unable to very current Sole Proprietorship status.				Reviewer Comment (2022-04-12): Received Third Party Verification for the Business [Redacted], verified details, document accepted and associated. Exception Cleared. Buyer Comment (2022-04-11): Please review to clear exception based upon responses and supporting documentation.	04/12/2022			1	A		CT	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220128			25253197			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification for [Redacted] is not located in the file.				Reviewer Comment (2022-04-14): Property is free and clear, Insurance is not required. Exception is cleared. Buyer Comment (2022-04-13): Property insurance is not required on a free and clear property. Reviewer Comment (2022-04-12): REO property [Redacted] is Free and clear, hence, we would not ask for a mortgage statement, however, we would still require Insurance documentation. Hence, exception remains. Buyer Comment (2022-04-11): Property is free and clear so no documentation of insurance for non-subject is required. Review to clear condition.	04/14/2022			1	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220129			25304276			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	Source document VVOE reflecting a provided within [Redacted] of he Note date [Redacted] for employment with [Redacted] start date [Redacted] is required.				Reviewer Comment (2022-04-20): Received borrower VVOE document prior to [Redacted] from the closing date and same has been associated. Exception cleared. Buyer Comment (2022-04-19): see attached	04/20/2022			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220129			25304691			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Loan disclosure amount of non escrowed property cost of [Redacted] is for HOA, Appraisal has [Redacted] as annually when AUS has [Redacted]				Buyer Comment (2022-04-14): .			04/14/2022	2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220129			25304692			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee in the amount of [Redacted] reflected on Final CD date [Redacted] exceeds the tolerance of [Redacted] reflected on Initial LE dated [Redacted] without COC provided
Reviewer Comment (2022-05-02): [Redacted] received PCCD, LOE, Proof of delivery & refund check.

Buyer Comment (2022-04-29): please see proof of delivery attached

Reviewer Comment (2022-04-27): [Redacted] received corrected PCCD, LOE, Copy of refund check and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure

Buyer Comment (2022-04-26): please see attached

Reviewer Comment (2022-04-21): [Redacted] upon further review, received CD dated [Redacted] Final Insp/Add'l Appraisal Fee (L) [Redacted] & CD dated [Redacted] Final Insp/Add'l Appraisal Fee [Redacted] is reflecting as borrower paid. Please provide a valid COC as there has been a switch from Lender paid to Borrower paid. If it was lender paid we would not require COC, since it has been changed to borrower paid on [Redacted] a valid COC or cure is required.

Buyer Comment (2022-04-20): The appraisal fee was never disclosed as lender paid, it was always showing as borrower paid. Attached is the [Redacted] CD you said was lender paid but it in fact shows borrower paid. A valid CIC was provided for the increase, please clear this exception as it is not valid

Reviewer Comment (2022-04-20): [Redacted] received valid COC dated [Redacted] with reason why the Appraisal Re-inspection Fee was increased on the CD dated [Redacted] which was lender paid. However on CD dated [Redacted] the Appraisal Re-inspection Fee was borrower paid. So we require a valid COC for the Appraisal Re-inspection Fee from lender paid to borrower paid or cure required along with the cure documents.

Buyer Comment (2022-04-19): Please see CIC form attached which confirms the appraisal was subject to so a final inspection was required
																			05/02/2022		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220130			25302729			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The verbal verification of employment dated [Redacted] for the borrower's employment with with [Redacted]. did not reflect the source used to obtain employer's Phone/Address.				Reviewer Comment (2022-04-15): [Redacted] search has been provided as source to obtain phone number to verify borrower's employment. Exception cleared. Buyer Comment (2022-04-14): Please see attached [Redacted] search results for source of obtaining phone number.	04/15/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220130			25302860			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Coverage on the title commitment was [Redacted] and the Note amount was [Redacted]. A copy of the final title policy was not provided.				Reviewer Comment (2022-04-15): Title Commitment has been received with Policy amount of [Redacted]. Exception cleared.. Buyer Comment (2022-04-14): Please see attached title commitment confirming sufficient coverage. Please review to clear this condition.	04/15/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220131			25255353			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Same Lender Refinance. Form H-8 was used, the H-9 form should have been used.				Buyer Comment (2022-04-12): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			04/12/2022	2	B		OK	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220132			25459946			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2022-04-27): [Redacted] received valid COC hence no further action required Buyer Comment (2022-04-27): [Redacted]: see appraisal cic.	04/27/2022			1	A		PA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220133			25345920			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Buyer Comment (2022-04-19): .			04/19/2022	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220134			25302687			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Walls In Condominium Insurance was incorrectly reflected in the "other" section versus in the Homeowner's section on page [Redacted] of the final Closing Disclosure.				Buyer Comment (2022-04-14): .			04/14/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220135			25250755			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The title was for [Redacted] and the Loan amount is [Redacted]. Need updated tittle or final title policy.				Reviewer Comment (2022-04-19): The final Title Policy Amount of [Redacted] has been provided. Exception is cleared. Buyer Comment (2022-04-18): please see attached	04/19/2022			1	A		FL	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220137			25249834			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The difference was due to the Homeowner's utilized in the monthly amount of [Redacted] based on the annual premium of [Redacted] as shown on the policy versus [Redacted] as utilized on the final Closing Disclosure.				Reviewer Comment (2022-04-11): [Redacted] Received corrected PCCD and LOE for the required changes Buyer Comment (2022-04-08): see attached Buyer Comment (2022-04-08): See attached PCCD, [Redacted] label and client letter and review to clear condition.		04/11/2022		2	B		MI	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220140			25234812			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redacted] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	The Contact for the Lender was not completed on the final Closing Disclosure.				Reviewer Comment (2022-04-20): [Redacted] received a corrected CD and LOE. Buyer Comment (2022-04-19): The initial LE disclosed [Redacted] for an attorney doc prep fee. Email attached is from the partner attesting the [Redacted] doc prep fee is the attorney fee. In the end it was reduced from [Redacted] to [Redacted] and there was no tolerance violation. Please clear this exception Buyer Comment (2022-04-19): Please see corrected CD with info added on page [Redacted] attached. Once approved our partner will provide the remaining docs to complete the redisclosure pkg		04/20/2022		2	B		TX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220140			25234970			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The property taxes for the subject were not included on the Final Closing Disclosure on page [Redacted] under Estimated Taxes, Insurance & Assessments. This resulted in an inaccurate amount for Estimated Property Costs over Year [Redacted] on page [Redacted] of the Final Closing Disclosure.				Buyer Comment (2022-04-12): .			04/12/2022	2	B		TX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220140			25235014			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Cure for [Redacted] tolerance violations for Document Preparation Fee added on the CD dated [Redacted] in the amount of [Redacted] was not provided. No valid change of circumstance was provided in the loan file. Provide a post-close CD disclosing the tolerance cure of [Redacted], copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-04-21): [Redacted] upon further review received LOe hence no further action required Buyer Comment (2022-04-21): The initial LE disclosed [Redacted] for an attorney doc prep fee. Email attached from the partner attests the attorney fee is the same as the [Redacted] doc prep fee. In the end, the fee was reduced from [Redacted] to [Redacted] and there is no tolerance violation	04/21/2022			1	A		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220142			25247824			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood and Wind Insurance and estimate was not included in the Homeowner's Insurance Section. Per CPFB any item used to insure or prevent loss from damage to subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2022-04-11): We are a client serviced based organization and disclose only HOI as HOI on our CD, not any other form of insurance.			04/11/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220144			25250818			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Closing statement from the sale of the borrower's current residence at [Redacted] was not found to verify net proceeds in order to determine if sufficient funds were verified to close as well as payoff of the existing mortgage.				Reviewer Comment (2022-04-08): Received copy of Final Settlement Statement for sale of [Redacted] evidencing net proceeds of [Redacted]. Exception cleared. Buyer Comment (2022-04-08): Please see attached settlement statement for the sale of [Redacted] supporting proceeds to client.	04/08/2022			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220144			25250963			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Closing statement from the sale of the borrower's current residence at [Redacted] was not found to verify net proceeds in order to determine if sufficient funds were verified to close plus required reserves.				Reviewer Comment (2022-04-08): Received copy of Final Settlement Statement for sale of [Redacted] evidencing net proceeds of [Redacted]. Exception cleared. Buyer Comment (2022-04-08): Please see attached settlement statement for the sale of [Redacted] supporting proceeds to client.	04/08/2022			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220146			25348534			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance verification is missing for Address- [Redacted].				Reviewer Comment (2022-04-21): Copy of hazard insurance provided. Exception cleared. Buyer Comment (2022-04-20): Please see attached	04/21/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220152			25257133			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Buyer Comment (2022-04-11): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			04/11/2022	2	B		CA	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220153			25453914			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		CDA effective date was [Redacted] versus appraisal effective date of [Redacted].				Reviewer Comment (2022-04-28): Received revised appraisal document and information updated in system also same has been associated in file. Exception cleared. Buyer Comment (2022-04-27): see attached Buyer Comment (2022-04-27): the attached appraisal is the one that was used in conjunction with the CDA and is dated [Redacted]. Client subsequently disputed appraisal and another was completed. See attached and review to clear condition.	04/28/2022			1	A		NH	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220153			25453921			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7		CDA came in at [Redacted] of appraised value				Reviewer Comment (2022-04-28): Received revised appraisal document and information updated in system also same has been associated in file. Exception cleared. Buyer Comment (2022-04-27): Second appraisal previously uploaded shows value of [Redacted] and prior appraisal shows [Redacted]. Initial appraisal uploaded to portal. The lower of the 2 values was used to qualify the loan. Please review to clear condition.	04/28/2022			1	A		NH	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220153			25454485			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Valuation was not provided within [Redacted].				Buyer Comment (2022-04-27): "."			04/27/2022	2	B		NH	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220153			25454486			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Valuation was not provided within [Redacted]				Buyer Comment (2022-04-27): "."			04/27/2022	2	B		NH	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220153			25454572			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7		Collateral Desktop Analysis performed by [Redacted] on [Redacted] reflected that the CDA value was indeterminate.				Reviewer Comment (2022-04-28): Received revised appraisal document and information updated in system also same has been associated in file. Exception cleared. Buyer Comment (2022-04-27): Please see second appraisal on file and review to clear condition.	04/28/2022			1	A		NH	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220155			25250270			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	HO6 included in other				Buyer Comment (2022-04-08): .			04/08/2022	2	B		UT	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220155			25250271			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Cure needed for overage- no valid Change Of Circumstance				Reviewer Comment (2022-04-11): [Redacted] received valid COC dated [Redacted] with reason why the fee was increased on the LE dated [Redacted] hence after review the exception was cleared. Buyer Comment (2022-04-08): please see attached	04/11/2022			1	A		UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220156			25343300			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A Desk Review Appraisal Fee was added on the LE dated [Redacted]. Lender's guidelines require a Desk Review Fee on all loans when the CUS is greater than [Redacted] as per the Lender's Guidelines. The First Submission Date of the AUS was [Redacted]. Based on this, the fee should have been disclosed on the initial LE dated [Redacted] or within three business days of the initial AUS if run after the initial LE was sent. This causes a tolerance cure in the amount of [Redacted] for this zero percent tolerance fee.
Reviewer Comment (2022-04-22): [Redacted] received valid supporting document hence no further action required

Buyer Comment (2022-04-21): [Redacted]: Providing this because we need this exception cleared immediately, but the pushback makes no sense. We received the appraisal on [Redacted] ordered the SSR Report on [Redacted], got the CU Score on [Redacted], there is no further information that could possibly be needed. Please clear this condition and please review the below screenshots CAREFULLY.

Reviewer Comment (2022-04-21): [Redacted] Received SSR Report dated [Redacted] showing CU score. however, we require COC with valid information on it and also we need information when UW received the Appraisal report since, Appraisal date [Redacted] and CDA Fee added on LE dated [Redacted].

Buyer Comment (2022-04-20): [Redacted]: Attached is SSR Report dated [Redacted] showing CU score that requires a CDA.

Reviewer Comment (2022-04-19): [Redacted] upon further review fee was added on LE dated [Redacted] but valid COC is missing to justify the reason why fee was added on LE dated [Redacted] .COC is present  dated [Redacted].Also appraisal and  AUS approval are not within [Redacted] of COC date .Kindly provide valid COC with details reason for LE dated [Redacted] or need cure.

Buyer Comment (2022-04-19): [Redacted]: This is incorrect. The AUS doesn't provide the CU score, the SSR Report does. See the SSR report dated [Redacted] showing the CU score and valid cic for this increase.
																		04/22/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220156			25344036			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The borrower's YTD and prior years earnings were not documented as required per the AUS. The attachment referred to in the Gross Earnings section of the borrower's WVOE was not found.
Reviewer Comment (2022-04-22): Received YTD documentation which was an attachment to the original WVOE

Buyer Comment (2022-04-21): [Redacted]: please review the attached pay summary.

Reviewer Comment (2022-04-20): YTD ([Redacted]) earnings are not reflected on the WVOE or the additional documentation provided.  Please provide a current paystub or other documentation supporting the borrower's YTD earnings as required.

Buyer Comment (2022-04-20): [Redacted]: prior provided document does have a date, it says [Redacted] on the top. That is specific enough to calculate the income. Attached is the [Redacted] YTD and will provide W2 as well.

Reviewer Comment (2022-04-20): Require borrower prior years history earnings not documented as per the AUS document, as borrower is working with current employer since [Redacted] and received WVOE-income document is not reflecting YTD figures for year [Redacted] also w-2 not provided, received document does not have specific date for ytd period require relevant document with information to clear this exception. Hence, Exception remains.

Buyer Comment (2022-04-19): [Redacted]: See YTD attachment.
																		04/22/2022			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220158			25239296			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-04-12): All QM exceptions has been cleared, as now we have Third Party Verification for the Business [Redacted] on file. Hence, exception cleared. Buyer Comment (2022-04-11): Please review to clear exception based upon responses and supporting documentation.	04/12/2022			1	A		NY	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220158			25239297			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	There is no third party verification for [Redacted] found in the file.				Reviewer Comment (2022-04-12): Received Third Party Verification for the Business [Redacted], verified details, document accepted and associated. Exception Cleared. Buyer Comment (2022-04-11): see attached Buyer Comment (2022-04-11): See attached verification and review to clear condition.	04/12/2022			1	A		NY	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220158			25239873			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third part verification of borrower's business [Redacted] not provided.				Reviewer Comment (2022-04-12): Received Third Party Verification for the Business [Redacted], verified details, document accepted and associated. Exception Cleared. Buyer Comment (2022-04-11): see attached Buyer Comment (2022-04-11): See attached verification and review to clear condition.	04/12/2022			1	A		NY	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220160			25228647			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The difference is due to the utilization of HOA Dues in the amount of [Redacted] per month as per the appraisal versus [Redacted] a month as reflected on the final CD.				Buyer Comment (2022-04-07): .			04/07/2022	2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220161			25311143			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification for property address [Redacted] is missing				Reviewer Comment (2022-04-20): Property is vacant hence hazard insurance verification not require for reo property, Exception cleared. Buyer Comment (2022-04-19): [Redacted]: This property is a vacant lot, there is nothing to insure.	04/20/2022			1	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220163			25426551			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Commitment title in file disclosed [Redacted] of title insurance coverage; however this is less than the loan amount of [Redacted]. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-04-25): FTP with correct coverage provided. Exception cleared. Buyer Comment (2022-04-22): [Redacted]: see attachment.	04/25/2022			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220163			25427716			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. A valid COC for increase in Title- Notary fee, Title- CPL and Title- Recording Service fee was not found in the file. An updated post-close CD disclosing tolerance cure, a copy of refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changed made was not provided.				Reviewer Comment (2022-04-25): [Redacted] received CD & LOE dated [Redacted]. Buyer Comment (2022-04-22): [Redacted]: see attachment.	04/25/2022			1	A		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220164			25347531			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid Change of Circumstance or cure was not found.				Reviewer Comment (2022-04-19): [Redacted] received Appraisal ordered document in lieu of COC on [Redacted] for the Appraisal fee increased due to [Redacted]. Buyer Comment (2022-04-19): Please see attached CIC for the increase to the appraisal fee.	04/19/2022			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220166			25345384			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed [Redacted] of title insurance coverage; however this is less than the loan amount of [Redacted] Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-04-20): The Title Policy Amount of [Redacted] has been provided in the Title commitment. Exception is cleared. Buyer Comment (2022-04-19): Please see attached updated title commitment reflecting sufficient coverage.	04/20/2022			1	A		TX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220170			25260154			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance Premium was reflected in "Other" vs. Insurance in the Estimated Taxes, Insurance & Assessment section of Page [Redacted] of the final Closing Disclosure.				Buyer Comment (2022-04-11): [Redacted] intentionally discloses HO-6 and/or flood insurance premiums in the "other" section as we feel it's a more consumer friendly method of disclosure. Since these costs are not a standard HO-3 insurance premium we choose to disclose in "other" and only disclose the HO-3 premium in the "insurance" section on page [Redacted] of the CD. We acknowledge this as a non-material exception but believe this to be a more correct and consumer friendly way to disclose all of the various property costs.			04/11/2022	2	B		SC	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220170			25260155			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	No cure or valid Change of Circumstance provided.
Reviewer Comment (2022-04-15): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.

Buyer Comment (2022-04-15): Please see the attached proof of delivery

Reviewer Comment (2022-04-14): [Redacted] has received corrected PCCD, copy of refund check, proof of mailing and LOE to borrower. However, as per the tracking ID it seems that the package has not yet been picked up for shipping. Exception to be cured once the package is shipped or delivered to the borrower.

Buyer Comment (2022-04-13): Please see the attached for the corrected CD, LOE to client, check copy and [Redacted] label
																			04/15/2022		2	B		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220173			25317840			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee Amount of [Redacted] reflected on Final CD dated [Redacted] exceeds tolerance of [Redacted] reflected on initial CD dated [Redacted] without COC.
Reviewer Comment (2022-05-02): [Redacted]  Received proof of mailing for the cure amount. PCCD, LOE and cop of check are already present on file. Exception cleared.

Buyer Comment (2022-04-29): Please see attached proof of delivery

Reviewer Comment (2022-04-25): [Redacted] received PCCD,LOE,Refund check and mailing label. [Redacted]  tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Buyer Comment (2022-04-22): Please see attached redisclosure package curing the issue. Please review to clear this condition.

Reviewer Comment (2022-04-21): [Redacted]: On Final CD does not disclosed any Lender cure [Redacted] for the Appraisal fee increased. Please provide a valid COC within that time frame on the CD dated [Redacted] due to the fee increased [Redacted] from [Redacted] or provide Lender Cure [Redacted] with Cure documents. Cure consist of corrected PCCD, LOE, Copy of refund check and Mailing label in order to rebase line. Exception remains.

Buyer Comment (2022-04-20): It is agreed there was an additional increase to the fee. However, please confirm cure amount of [Redacted] as the final CD disclosed the appraisal fee to be [Redacted] imposed on the consumer. [Redacted] - [Redacted] = [Redacted]

Reviewer Comment (2022-04-19): [Redacted] upon further review on LE dated [Redacted] fee increased to [Redacted] and on CD dated [Redacted] fee increased to [Redacted]. We received the supporting document for date [Redacted]. Please provide valid COC for [Redacted] CD or please provide cure documents.

Buyer Comment (2022-04-19): Please see attached CIC for the increase to the appraisal fee.
																			05/02/2022		2	B		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220176			25459826			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Borrower is missing Insurance verification.				Reviewer Comment (2022-04-28): REO property "[Redacted]" is land only property hence hazard insurance verification not require. Exception cleared. Buyer Comment (2022-04-27): [Redacted] is a free and clear vacant lot that does not hold or require an HOI policy	04/28/2022			1	A		UT	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220176			25459909			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	There is no valid change in circumstance for the increase of Appraisal Fee of [Redacted] on the Final CD on [Redacted].				Reviewer Comment (2022-04-29): [Redacted] Received corrected PCCD dated [Redacted] along with copy of check, Proof of mailing and LOE. Buyer Comment (2022-04-28): Please see the attached for the corrected CD, check copy, LOE to client and [Redacted] label		04/29/2022		2	B		UT	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220181			25236438			Compliance	Compliance	State Compliance	State Defect	[Redacted] Home Loan (Property Insurance Exceeds Replacement Value)	[Redacted] Home Loan: Property insurance exceeds the replacement value of the property.					Buyer Comment (2022-04-11): [Redacted] did not require the client to get a policy that exceeds replacement cost, and if it does exceed replacement cost it was done at the clients request and free will.			04/11/2022	2	B		NV	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220182			25302818			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The Hazard insurance policy for [Redacted] is missing in the file. Mortgage statement ([Redacted]) in file shows escrow included in payment. Loan is now paid off.				Reviewer Comment (2022-04-15): Copy of statement reflects amounts for taxes and insurance. Exception cleared. Buyer Comment (2022-04-15): Coupon still confirms taxes and insurance were escrowed and gives an accurate amount prior to the payoff.	04/15/2022			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220183			25303723			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Non-escrowed Property Costs over Year [Redacted] should reflect [Redacted]. This was based on HOA fees for [Redacted] per month.				Buyer Comment (2022-04-19): .			04/19/2022	2	B		MO	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220184			25231043			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The source used to obtain Phone/Address on the verbal verification of employment dated [Redacted] for the borrower's employment with [Redacted] was not provided.				Reviewer Comment (2022-04-08): Received source of document to verify that phone/address on the verbal verification of employment through [Redacted] and same has been associated. Exception cleared. Buyer Comment (2022-04-07): [Redacted]: see source of phone number.	04/08/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220185			25261048			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Fee increased from [Redacted] to [Redacted] on the LE dated [Redacted]. A valid Change of Circumstance was not found which results in a tolerance cure required in the amount of [Redacted] for this zero percent tolerance fee.				Reviewer Comment (2022-04-12): [Redacted] received COC dated [Redacted] Buyer Comment (2022-04-11): Please see the attached valid CIC for the appraisal fee increase.	04/12/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220186			25305583			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The VVOE for the borrower's new employment at [Redacted] does not contain the third party source used to obtain the employer's telephone number as required.				Reviewer Comment (2022-04-27): [Redacted] search results provided. Exception cleared. Buyer Comment (2022-04-26): Please see attached [Redacted] verification of the phone number. Please review to clear this condition.	04/27/2022			1	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220188			25243421			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage is short of [Redacted]. No RCE or updated policy in file.				Reviewer Comment (2022-04-11): Replacement cost document not require as dwelling coverage mentioned on available hazard document. Exception cleared. Buyer Comment (2022-04-08): PLease see attached which confirms the dwelling is wrote to replacement cost	04/11/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220190			25301792			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	The Note date is [Redacted] and the appraisal was provided on [Redacted], which is not [Redacted] prior to consummation.				Reviewer Comment (2022-04-15): Appraisal delivery waiver dated [Redacted] has been provided. Exception is cleared. Buyer Comment (2022-04-14): see attached	04/15/2022			1	A		FL	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220191			25300331			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The VVOE did not reflect the Third Party Source for the employer's telephone number. The form indicates "Did Not Verify".				Reviewer Comment (2022-04-15): Screen shot received which confirms the client's employment was verified by email domain from the company. Exception cleared. Buyer Comment (2022-04-14): Please see the attached screenshot from our Verification of employment tracking item, we verified the clients employment by emailing the companies CEO via an email domain from the company, [Redacted]	04/15/2022			1	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220192			25347271			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing HOI policies to verify insurance payments for [Redacted] and [Redacted].				Reviewer Comment (2022-04-20): The properties at [Redacted] and [Redacted] are both free and clear, there is no HOI policy. Exception cleared. Buyer Comment (2022-04-19): Both of these properties are owned free and clear and HOI is not required.	04/20/2022			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220192			25347729			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Source used to obtain the phone number for borrower is missing on VVOE ([Redacted]).				Reviewer Comment (2022-04-20): [Redacted] search has been provided as a source used to obtain phone number. Exception cleared. Buyer Comment (2022-04-19): Please see attached [Redacted] search results for the phone number for the voe.	04/20/2022			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220192			25348506			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure provided to the borrower on [Redacted] is not signed.				Reviewer Comment (2022-04-20): The signed Affiliated Business disclosure has been provided on [Redacted]. This document meets guidelines. Exception cleared. Buyer Comment (2022-04-19): Please see attached signed ABA. The [Redacted] not being signed does not violation any timing issue. The signed ABA provided meets guidelines.	04/20/2022			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220193			25313370			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year [Redacted]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Appraisal, Purchase Contract Addendum, and CDA subject and in neighborhood comparables all reflect HOA dues as [Redacted] monthly. The 1008, AUS, and Final CD all reflect the amount used for final DTI was [Redacted] annually which is [Redacted] monthly.				Buyer Comment (2022-04-18): .			04/18/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220194			25230065			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee was not found in the file.				Reviewer Comment (2022-04-08): [Redacted] received a Appraisal ordered document lieu of COC for the Appraisal fee increased due to unique property. Buyer Comment (2022-04-07): [Redacted]: see appraisal cic.	04/08/2022			1	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220195			25306417			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Incorrect form used.				Buyer Comment (2022-04-14): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			04/14/2022	2	B		OR	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220197			25346705			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The H-8 form was used and the H-9 form should have been used when refinancing by the same creditor.				Buyer Comment (2022-04-19): .			04/19/2022	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220198			25459024			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	No Cure for various [Redacted] tolerance violations Appraisal Fee Amount of [Redacted] was not provided. Invoice located in loan file indicated appraiser fee [Redacted], Client fee [Redacted]. No valid change of circumstance was provided in the loan file. Provide a post-close CD disclosing the tolerance cure of [Redacted], copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2022-04-27): [Redacted] received valid COC dated [Redacted] with reason why the fee was increased on the LE dated [Redacted] hence after review the exception was cleared. Buyer Comment (2022-04-27): [Redacted]: provided appraisal cic.	04/27/2022			1	A		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220200			25309221			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Flood insurance should be included in insurance bucket not other section				Buyer Comment (2022-04-15): This is waived as a non material exception			04/15/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220203			25463225			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment (2022-04-27): [Redacted] received valid COC for increase in fee. Buyer Comment (2022-04-27): [Redacted]: see attachment.	04/27/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220204			25229771			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The increase in the recording fees were added until the final CD dated [Redacted] which is not within the allowable time frame of the change date of [Redacted] as stated on the Re-disclosure History. In addition, the trigger for this fee would have been the Title Commitment requiring the inclusion of a deed to remove the subject out of the trust of which indicates the Production Date was [Redacted]. The re-disclosure should have been within the allowable time from receipt of the preliminary title commitment.				Reviewer Comment (2022-04-13): [Redacted] upon further review received corrected PCCD, LOE, copy of refund Check and Proof of Mailing. Buyer Comment (2022-04-12): [Redacted]: providing redisclosure package curing [Redacted] for overage. Tracking: [Redacted]		04/13/2022		2	B		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220204			25229773			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Title - Deed Prep fee was not added until the final CD dated [Redacted] which is not within the allowable time frame of the change date of [Redacted] as stated on the Re-disclosure History. In addition, the trigger for this fee would have been the Title Commitment of which indicates the Production Date was [Redacted]. The re-disclosure should have been within [Redacted] business days of when the title commitment was received.				Reviewer Comment (2022-04-13): [Redacted] upon further review received corrected PCCD, LOE, copy of refund Check and Proof of Mailing. Buyer Comment (2022-04-12): [Redacted]: providing redisclosure package curing [Redacted] for overage. Tracking: [Redacted]		04/13/2022		2	B		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220204			25230256			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Fee increased from [Redacted] to [Redacted] on the LE dated [Redacted]. A valid Change of Circumstance was not found which results in a tolerance cure required in the amount of [Redacted] for this zero percent tolerance fee.				Reviewer Comment (2022-04-12): [Redacted] received valid COC dated [Redacted] for increase in appraisal fee. Buyer Comment (2022-04-12): [Redacted]: Attached is the change in circumstance. Reviewer Comment (2022-04-08): [Redacted] received COC document but it stated fee fee increased to [Redacted] while actual fee increased to [Redacted] on LE dated [Redacted].Upon further review COC is not for subject property and it is for different property address. Kindly provide valid COC with correct property address or provide cure. Buyer Comment (2022-04-07): [Redacted]: see attachment.	04/12/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220204			25294157			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Title - Deed Prep fee was not added until the final CD dated [Redacted] which is not within the allowable time frame of the change date of [Redacted] as stated on the Re-disclosure History. In addition, the trigger for this fee would have been the Title Commitment of which indicates the Production Date was [Redacted]. The re-disclosure should have been within [Redacted] business days of when the title commitment was received.				Reviewer Comment (2022-04-13): [Redacted] upon further review received corrected PCCD, LOE, copy of refund Check and Proof of Mailing. Buyer Comment (2022-04-12): [Redacted]: providing redisclosure package curing [Redacted] for overage. Tracking: [Redacted]		04/13/2022		2	B		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220205			25248682			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	No valid change of circumstance for [Redacted] increase of [Redacted] versus the baseline of [Redacted]. A tolerance cure is required in the amount of [Redacted] for this zero percent tolerance fee.
Reviewer Comment (2022-04-15): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.

Buyer Comment (2022-04-14): Please see the attached PCCD curing the issue.

Reviewer Comment (2022-04-12): [Redacted] upon further review; Loan amount increased on LE dated [Redacted] [Redacted] Transfer Tax amount reflects [Redacted] and on CD [Redacted] Transfer Tax [Redacted]. Please provide evidence for the roundoff amount.

Buyer Comment (2022-04-12): Please re-review the previously attached document, the increase in loan amount from [Redacted] to [Redacted] caused the increase in transfer taxes, this was closed to borrower on [Redacted] within [Redacted].

Reviewer Comment (2022-04-08): [Redacted] upon further review received COC dated [Redacted], however, Loan amount on LE dated [Redacted] [Redacted] and [Redacted] [Redacted]. Please provide a valid COC or supporting document for Transfer Tax increased on CD [Redacted] [Redacted] from LE dated [Redacted] [Redacted].

Buyer Comment (2022-04-08): Please see the attached change in circumstance showing the loan amount increased causing the transfer tax increase.
																			04/15/2022		2	B		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220205			25248699			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage is insufficient and evidence of replacement coverage or a replacement cost estimator was not found.				Reviewer Comment (2022-04-12): Documentation received from the insurance agency verifying [Redacted] replacement cost which meets lender's guidelines Buyer Comment (2022-04-12): Please see the attached confirmation from the insurance agent that the dwelling covers [Redacted] of the replacement cost.	04/12/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220206			25460540			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The incorrect Right to Rescind form H-8 was utilized on this transaction. Version H-9 should have been used when refinancing by the same creditor.				Buyer Comment (2022-04-27): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			04/27/2022	2	B		UT	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220209			25304780			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Commitment title in file disclosed [Redacted] of title insurance coverage; however this is less than the loan amount of [Redacted]. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2022-04-15): FTP provided. Exception cleared. Buyer Comment (2022-04-14): Please see attached title commitment confirming sufficient coverage.	04/15/2022			1	A		HI	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220209			25304910			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Life of Loan discount point on CD dated [Redacted] was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-04-15): [Redacted] received valid COC for increase in fee. Buyer Comment (2022-04-14): Please see attached CIC for the increas to the LDP. The loan amount increased by [Redacted] which impacted the LTV and pricing on the loan. Please review to clear this condition.	04/15/2022			1	A		HI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220209			25304911			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for Life of Loan Tax service on CD dated [Redacted] was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-04-15): [Redacted] received valid COC for increase in fee. Buyer Comment (2022-04-14): Please see attached cic for the increase to the LOL tax service fee. It is tied to the loan amount. It increases by [Redacted] for each [Redacted] increase to the loan amount over [Redacted].	04/15/2022			1	A		HI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220209			25306818			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Hurricane Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the projected payments Section.				Buyer Comment (2022-04-14): [Redacted] intentionally discloses HO-6 and/or flood insurance premiums in the "other" section as we feel it's a more consumer friendly method of disclosure. Since these costs are not a standard HO-3 insurance premium we choose to disclose in "other" and only disclose the HO-3 premium in the "insurance" section on page [Redacted] of the CD. We acknowledge this as a non-material exception but believe this to be a more correct and consumer friendly way to disclose all of the various property costs.			04/14/2022	2	B		HI	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220213			25232786			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate. Per the 1004, the HOA fee is [Redacted]/mo, the 1008 lists the HOA fee as [Redacted]/mo.				Buyer Comment (2022-04-07): .			04/07/2022	2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220217			25463521			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid Change of Circumstance was not provided.				Reviewer Comment (2022-04-27): [Redacted] received COC dated [Redacted]. Buyer Comment (2022-04-27): [Redacted]: see attachment.	04/27/2022			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220219			25349210			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Notice borrower acknowledge receipt of appraisal within [Redacted] of note date was not found in file.				Reviewer Comment (2022-04-27): Evidence received verifying borrower rec'd appraisal at least [Redacted] prior to closing. Exception cleared. Buyer Comment (2022-04-26): Please see attached appraisal cover letter for appaisal [Redacted]	04/27/2022			1	A		UT	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220222			25457313			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance verification is missing for the REO document				Reviewer Comment (2022-04-28): REO property Address: [Redacted] is land only property and also free and clear hence hazard insurance verification not require. Exception cleared. Buyer Comment (2022-04-27): This is a free and clear Vacant lot that does not hold or require HOI	04/28/2022			1	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220224			25252719			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Property taxes were calculated at [Redacted], Insurance [Redacted] and HOA Dues [Redacted] for a total of [Redacted]. [Redacted] is reflected on page [Redacted] of the final CD as the Estimated Taxes, Insurance & Assessments. This created the difference in the Estimated Property Costs over Year [Redacted] on page [Redacted] of the final CD.				Buyer Comment (2022-04-11): .			04/11/2022	2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220224			25259537			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.
Bonus earnings were utilized in the amount of [Redacted] versus [Redacted].  This was calculated on a [Redacted]/YTD average of the borrower's current employment based on the most recent WVOE dated [Redacted] from [Redacted].  It was noted there was an additional WVOE from [Redacted] in the file dated [Redacted] which reflected bonus earnings for [Redacted] [Redacted].  This appears to include the majority of the "other" earnings that were reflected on the WVOE from [Redacted].  The paystub also reflected the earnings as "other".  Documentation was not found to determine what these "other" earnings are in order to verify the acceptability of utilizing them in qualifying.  The DTI is [Redacted] which exceeds lender's guidelines.
																	Reviewer Comment (2022-04-12): Bonus income considered from the WVOE dated [Redacted] which states YTD bonus of [Redacted] for [Redacted] and [Redacted] for [Redacted]. Also paystub dated [Redacted] states bonus income of [Redacted]. DTI in line. Exception cleared. Buyer Comment (2022-04-11): [Redacted]: The WVOE report as stated in this exception shows the bonus income as bonus no matter what the paystub says. No further verification is requiredd that this is bonus income when the employer identified them on the WVOE as bonus. Please update DTI.	04/12/2022			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220224			25259556			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to the DTI exceeding Lender's Guidelines.				Reviewer Comment (2022-04-12): Bonus income considered from the WVOE dated [Redacted] which states YTD bonus of [Redacted] for [Redacted] and [Redacted] for [Redacted]. Also paystub dated [Redacted] states bonus income of [Redacted]. DTI in line. Exception cleared.	04/12/2022			1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220224			25259557			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] significantly exceeds the guideline maximum of [Redacted]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
Bonus earnings were utilized in the amount of [Redacted] versus [Redacted].  This was calculated on a [Redacted]/YTD average of the borrower's current employment based on the most recent WVOE dated [Redacted] from [Redacted].  It was noted there was an additional WVOE from [Redacted] in the file dated [Redacted] which reflected bonus earnings for [Redacted] [Redacted].  This appears to include the majority of the "other" earnings that were reflected on the WVOE from [Redacted].  The paystub also reflected the earnings as "other".  Documentation was not found to determine what these "other" earnings are in order to verify the acceptability of utilizing them in qualifying.  The DTI is [Redacted] which exceeds lender's guidelines.
																	Reviewer Comment (2022-04-12): Bonus income considered from the WVOE dated [Redacted] which states YTD bonus of [Redacted] for [Redacted] and [Redacted] for [Redacted]. Also paystub dated [Redacted] states bonus income of [Redacted]. DTI in line. Exception cleared. Buyer Comment (2022-04-11): [Redacted]: The WVOE report as stated in this exception shows the bonus income as bonus no matter what the paystub says. No further verification is requiredd that this is bonus income when the employer identified them on the WVOE as bonus. Please update DTI.	04/12/2022			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220224			25259558			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to the DTI exceeding Lender's Guidelines				Reviewer Comment (2022-04-12): Bonus income considered from the WVOE dated [Redacted] which states YTD bonus of [Redacted] for [Redacted] and [Redacted] for [Redacted]. Also paystub dated [Redacted] states bonus income of [Redacted]. DTI in line. Exception cleared. Buyer Comment (2022-04-11): [Redacted]: The WVOE report as stated in this exception shows the bonus income as bonus no matter what the paystub says. No further verification is requiredd that this is bonus income when the employer identified them on the WVOE as bonus. Please update DTI.	04/12/2022			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220227			25462571			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	1040 tax return for [Redacted] was not signed by the borrower, [Redacted] and the tax transcript results for [Redacted] reflects no record of return filed. [Redacted] tax return was required to verify borrower's self employment for [Redacted].
Reviewer Comment (2022-05-03): Loan is SHQM(APOR).

Buyer Comment (2022-05-02): see attached

Buyer Comment (2022-05-02): See attached response and review to clear condition.

Reviewer Comment (2022-05-02): The guidelines provided to [Redacted] for this program specifically indicate that either signed tax returns or the tax transcripts are required for the years utilized in the income calculation.  Please provide the guidelines that indicate the acceptability of the alternate documentation provided - bank statement indicating the [Redacted] IRS payment was made.

Buyer Comment (2022-04-29): Please see the bottom of page [Redacted] of the return.   It indicates late additional fees:  Late filing [Redacted]. Late payment [Redacted]. Interest [Redacted] which totals [Redacted].  Review to clear condition.

Reviewer Comment (2022-04-28): Signed [Redacted] Tax Returns or Tax Transcripts for [Redacted] are required as per the Lender's Guidelines.  Note - The payment to the IRS on the bank statement indicates [Redacted] while the [Redacted] tax return states amount owed is [Redacted].

Buyer Comment (2022-04-28): Please see the attached bank statement showing payment made to the IRS in full for the amount owed for [Redacted] taxes as evidence of proof filed.
																		05/03/2022			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220227			25462573			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	1040 tax return for [Redacted] was not signed by the borrower, [Redacted] and the tax transcript results for [Redacted] reflects no record of return filed. [Redacted] tax return was required to verify borrower's self employment for [Redacted].
Reviewer Comment (2022-05-03): Lender provided further guidelines that verify alternate forms of verification in lieu of signed tax returns and/or transcripts.  Bank statements were provided verifying the borrower's amount owned to the IRS for the [Redacted] taxes in fact cleared his account.

Buyer Comment (2022-05-02): see attached

Buyer Comment (2022-05-02): See attached response and review to clear condition.

Reviewer Comment (2022-05-02): The guidelines provided to [Redacted] for this program specifically indicate that either signed tax returns or the tax transcripts are required for the years utilized in the income calculation.  Please provide the guidelines that indicate the acceptability of the alternate documentation provided - bank statement indicating the [Redacted] IRS payment was made.

Buyer Comment (2022-04-29): Please see the bottom of page [Redacted] of the return.   It indicates late additional fees:  Late filing [Redacted]. Late payment [Redacted]. Interest [Redacted] which totals [Redacted].  Review to clear condition.

Reviewer Comment (2022-04-28): Signed [Redacted] Tax Returns or Tax Transcripts for [Redacted] are required as per the Lender's Guidelines.  Note - The payment to the IRS on the bank statement indicates [Redacted] while the [Redacted] tax return states amount owed is [Redacted].

Buyer Comment (2022-04-28): Please see the attached bank statement showing payment made to the IRS in full for the amount owed for [Redacted] taxes as evidence of proof filed.
																		05/03/2022			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220227			25462574			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Estimated Property Costs over Year [Redacted] should be [Redacted] versus [Redacted]. Annual hazard insurance premium is [Redacted] or [Redacted] per month plus monthly property taxes [Redacted] = [Redacted] x [Redacted] = [Redacted].				Buyer Comment (2022-04-27): .			04/27/2022	2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220228			25300205			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The affiliated business disclosure is in the file, however, it is not signed by the borrower.				Reviewer Comment (2022-04-15): Signed affiliated business disclosure has been provided. Exception cleared. Buyer Comment (2022-04-14): see attached Buyer Comment (2022-04-14): See attached Affiliated Business Disclosure and review to clear condition.	04/15/2022			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220228			25300206			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	This fee increased from [Redacted] on LE dated [Redacted] to [Redacted] on LE dated v with no valid change of circumstance documented in the file nor evidence for the cure of [Redacted].				Reviewer Comment (2022-04-14): [Redacted] upon further review received a valid COC dated [Redacted] for Appraisal Fee increases. Buyer Comment (2022-04-14): see attached Buyer Comment (2022-04-14): See attached CIC response and review to clear condition.	04/14/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220231			25426517			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Tax cert shows total annual taxes of [Redacted]. Lender disclosed [Redacted] annual taxes.				Buyer Comment (2022-04-22): .			04/22/2022	2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220235			25460704			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	No valid Change of Circumstance or cure provided for increased Title - Survey Fee.
Reviewer Comment (2022-05-03): [Redacted] received attestation service was outsourced.

Buyer Comment (2022-05-03): This comment is to serve as an attestation that the Title - Survey fee was not required by [Redacted]. The client shopped and went with an offlist service provider. The  borrower-chosen service provider ([Redacted]) further outsourced the survey to [Redacted] and due to this, the fee was correctly disclosed in section C of the closing disclosure as it is subject to unlimited tolerance.

Reviewer Comment (2022-05-02): [Redacted] On further review It is agreed if the Survey Fee was required by title it can be tested in the same tolerance category however one cannot tell whether it is the title company or the lender that required the Survey Fee. An attestation is required to accurately test the fee. The attestation should confirm that the service was outsourced by the borrower-chosen provider and can be in the form of a comment on the exception. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2022-04-29): [Redacted]: Being not consideedr a shoppable service goes in contrast to the following regulation:

Per 1026.19 (E)(3)(iii) -1 (CFPB Interpretation states): If a service is required by the creditor, the creditor permits the consumer to shop for that service consistent with § 1026.19(e)(1)(vi)(A), the creditor provides the list required under § 1026.19(e)(1)(vi)(C), and the consumer chooses a service provider that is not on that list to perform that service, then the actual amounts of such fees need not be compared to the original estimates for such fees to perform the good faith analysis required under § 1026.19(e)(3)(i) or (ii). Differences between the amounts of such charges disclosed under § 1026.19(e)(1)(i) and the amounts of such charges paid by or imposed on the consumer do not constitute a lack of good faith, so long as the original estimated charge, or lack of an estimated charge for a particular service, was based on the best information reasonably available to the creditor at the time the disclosure was provided.

Reviewer Comment (2022-04-29): Escalated. As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to [Redacted] tolerance.  If the borrower-chosen service provider Arnette Law further outsourced the Survey Fee., we would accept an attestation confirming this. The attestation should confirm that the service was outsourced by the borrower-chosen provider and can be in the form of a comment on the exception. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2022-04-28): [Redacted]: Can this please be escalated? Regulations do not require these documents. The regulation does not place this item as a tolerance fee because it is listed on the service provider list as a shoppable service however the fee was not paid to our affiliate, and it is in Section C confirming it was shopped for. Please apply the correct tolerance to this fee.

Reviewer Comment (2022-04-27): [Redacted] is unable to determine from the file whether the lender or title company requried the survey. If the lender required the survey fee then a cure is due to the borrower. If the borrower-chosen service provider further outsourced the Survey Fee, an attestation on exception from the seller is needed. The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2022-04-27): [Redacted]: The survey fee is listed in Section C and was completed by a third party client chosen title provider and due to this the fee is not subject to tolerance.
																		05/03/2022			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220236			25350315			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Valid COC was not provided to confirm increase of appraisal fee.				Reviewer Comment (2022-04-20): [Redacted] upon further review received a valid COC dated [Redacted] for Appraisal Fee increases. Buyer Comment (2022-04-20): Please see attached CIC for the increase to the appraisal fee.	04/20/2022			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220237			25243179			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	The provided Verbal verification of employment from [Redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.
Reviewer Comment (2022-04-14): VVOE dated [Redacted] has been provided, also the source used to obtain the employer's telephone number has also been provided. Exception cleared.

Buyer Comment (2022-04-13): Please see the attached screenshots showing that the re-certification of employment with [Redacted] occurred one day prior to close on [Redacted].

Reviewer Comment (2022-04-12): Source used to obtain Phone is provided , however VVOE for the Employer [Redacted] was verified on [Redacted], which is not within [Redacted] of the note date of [Redacted]. Please provide updated VVOE.

Buyer Comment (2022-04-11): Please see the attached internal screenshot showing the phone number for the VOE was listed on the paystub.
																		04/14/2022			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220238			25229539			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted] without COC				Reviewer Comment (2022-04-08): [Redacted] received VCC, exception is cleared. Buyer Comment (2022-04-07): Please see the attached screenshots confirming the loan was restructured due to a low appraised value. The reduction in loan amount caused the lender credits to be reduced as they are a percentage of the loan amount	04/08/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220241			25239480			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	A third party verification for [Redacted] self employment income is missing.The CPA letter ([Redacted]) in file states borrower one as owner of the Business.				Reviewer Comment (2022-04-20): Loan is SHQM(APOR). Buyer Comment (2022-04-20): [Redacted]: See corrected CPA letter.	04/20/2022			1	A		FL	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220241			25240092			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Source used to obtain the phone number for borrower's employment with [Redacted] is missing on VVOE ([Redacted]) in file.				Reviewer Comment (2022-04-12): Received source for employer's Phone/Address for borrower from [Redacted]. Buyer Comment (2022-04-12): Please see the attached screenshot from our LOS confirming the employer contact information was verified with [Redacted]	04/12/2022			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220241			25242656			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	The Source used to obtain the phone number for borrower's employment with [Redacted] is missing on VVOE ([Redacted]) in file.				Reviewer Comment (2022-04-12): Received source for employer's Phone/Address for borrower from [Redacted]. Buyer Comment (2022-04-12): Please see the attached screenshot from our LOS confirming the employer contact information was verified with [Redacted].	04/12/2022			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220241			25242658			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	The Source used to obtain the phone number for borrower's employment with [Redacted] is missing on VVOE ([Redacted]) in file.				Reviewer Comment (2022-04-12): Received source for employer's Phone/Address for borrower from [Redacted]. Buyer Comment (2022-04-12): Please see the attached screenshot from our LOS confirming the employer contact information was verified with [Redacted]	04/12/2022			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220241			25242885			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Mortgage statement is not in file to verify P&I of second home [Redacted].				Reviewer Comment (2022-04-12): Mortgage history provided confirming the payment of [Redacted]. Exception cleared. Buyer Comment (2022-04-11): Please see the attached mortgage history confirming the payment of [Redacted]	04/12/2022			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220243			25232818			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Initial CD reflects a change in the interest rate, however the Changed Circumstance details are not included on the Re-disclosure History provided. Changed Circumstance documentation / details are required for testing date tolerance, etc.
Reviewer Comment (2022-04-21): [Redacted] As per available rate lock no tolerance is required.

Buyer Comment (2022-04-20): The change in interest rate from [Redacted] to [Redacted] is the valid CIC for the removal of the lender credit and increase to the loan discount points. The change in pricing for a lower rate impacts the credits we can extend to the consumer. The [Redacted] CD discloses the lower rate, removal of the lender credit and increased loan discount points as additional points are charged with the lower rate.

Reviewer Comment (2022-04-19): [Redacted] from LE dated [Redacted] to LE dated [Redacted] the interest rate was [Redacted] however on CD dated [Redacted] the rate was changed to [Redacted] and on [Redacted] CD the loan discount point was added of [Redacted]. In previous comment it was mention (Client changed their interest rate from [Redacted] to [Redacted], this reduced the lender credits we could extend in addition to the increasing the loan points charged to the consumer ) however please provided the information on COC so that we can consider and clear this exception. We need valid COC with valid reason so we can consider and associate the document to clear the exception. Please provided valid COC which can explain why the fees was added on CD dated [Redacted] or cure required in order to clear this exception.

Buyer Comment (2022-04-19): Statement from [Redacted] is not correct as there is no documentation in file showing [Redacted] rate prior to initial CD dated [Redacted] which is where the lender credit disappears and discount points increase. All prior LEs reflect [Redacted] interest rate. Please clear this exception as it is not valid

Reviewer Comment (2022-04-14): [Redacted] upon further review the reason stated in comment box for addition of Loan Discount Point is valid. However no CIC document has been provided. Please Provide CIC document with the same reason stated to clear the exception.

Buyer Comment (2022-04-13): The CIC was provided, please provide clarification on your last comment as it says agreed

Reviewer Comment (2022-04-12): [Redacted]: Agreed. However required COC with the information to clear the exception.

Buyer Comment (2022-04-12): Client changed their interest rate from [Redacted] to [Redacted], this reduced the lender credits we could extend in addition to the increasing the loan points charged to the consumer
																		04/21/2022			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220244			25372806			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	There is no change of circumstance for the increase of the appraisal fee of [Redacted] to [Redacted] on the loan estimate dated [Redacted].				Reviewer Comment (2022-04-21): [Redacted] received valid COC for increase in fee. Buyer Comment (2022-04-20): Please see attached CIC for the increase to the apprasial fee.	04/21/2022			1	A		HI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220244			25373217			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	This was a same lender refinance requiring the use of form H-9 versus H-8.				Buyer Comment (2022-04-20): .			04/20/2022	2	B		HI	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220244			25373382			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The VVOE for the Co-borrower form [Redacted] does not reflect the Third Party Source used to obtain the employer's telephone number.				Reviewer Comment (2022-04-20): Received [Redacted] Search to verify source of employer's phone number/address. Exception cleared. Buyer Comment (2022-04-20): Please see attached VOE phone number [Redacted] search results for the source.	04/20/2022			1	A		HI	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220244			25373596			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Wind Insurance was incorrectly reflected in "other" versus Homeowner's Insurance on page [Redacted] of the final Closing Disclosure.				Buyer Comment (2022-04-20): .			04/20/2022	2	B		HI	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220245			25230359			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The H-8 form was used, the H-9 form should have been used.				Buyer Comment (2022-04-12): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			04/12/2022	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220245			25230506			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	There is no change of circumstance for the increase of the appraisal fee of [Redacted] to [Redacted] on the loan estimate dated [Redacted].				Reviewer Comment (2022-04-12): [Redacted] received a valid LOX in lieu of COC for the Appraisal fee increased due to [Redacted]. Buyer Comment (2022-04-12): please see attached	04/12/2022			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220245			25230521			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant [Redacted] business days.				Reviewer Comment (2022-04-12): Appraisal Delivery Waiver provided Buyer Comment (2022-04-12): please see delivery waiver attached	04/12/2022			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220247			25313051			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2022-04-18): Received updated title commitment with proposed policy amount of [Redacted] which is the same as the note. Exception cleared. Buyer Comment (2022-04-15): [Redacted]: See attachment.	04/18/2022			1	A		NV	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220247			25313511			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Walls In Insurance was incorrectly reflected in the Other section versus Homeowner's section on page [Redacted] of the final Closing Disclosure.				Buyer Comment (2022-04-15): .			04/15/2022	2	B		NV	Primary	Purchase	Good Faith Redisclosure	B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220250			25346751			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Underwriting Fee Amount of [Redacted] was added on the LE dated [Redacted] without a valid change of circumstance found. A tolerance cure in the amount of [Redacted] is required for this zero percent tolerance fee.
Reviewer Comment (2022-04-27): [Redacted] On Further review Underwriting Fee was disclosed to the borrower on initial LE dated [Redacted] therefore no cure required.

Buyer Comment (2022-04-26): The existance of a Loan Estimate with a separate loan number does not impact tolerance testing or any other aspect of the subject loan in any way. It is for an entirely different loan. A denial letter does not exist because it was a dead import with the partner. Regardless, a denial or withdraw letter is not necessary.  Please review to clear this condition or escalate to [Redacted].

Reviewer Comment (2022-04-26): [Redacted] Received snip showing information for Loan ID [Redacted] and does not state anything about LE dated [Redacted]. Please provide the cancellation/denial letter indicating application was closed out to remove from the review or cure is required.

Buyer Comment (2022-04-25): Please see attached confirming that the non-associated loan did not proceed. Please review to clear this condition.

Reviewer Comment (2022-04-20): "[Redacted] agreed that Underwriting fee disclosed on CD dated [Redacted] however LE dated has [Redacted] has different loan ID number.  Please provide the cancellation/denial letter indicating the application was closed out to remove from the review. Otherwise, Cure is required in order to clear this exception.

Buyer Comment (2022-04-19): [Redacted]: The loan estimate provided dated [Redacted] is for a different loan, see the Loan ID that doesn't match the loan estimate dated [Redacted]. The underwriting fee was charged on the Initial LE [Redacted].
																		04/27/2022			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220250			25346752			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A Warehousing Fee Amount of [Redacted] was added on the LE dated [Redacted] without a valid change of circumstance found. A tolerance cure in the amount of [Redacted] is required for this zero percent tolerance fee.
Reviewer Comment (2022-04-27): [Redacted] On Further review Warehousing Fee was disclosed to the borrower on initial LE dated [Redacted] therefore no cure required.

Buyer Comment (2022-04-26): The existance of a Loan Estimate with a separate loan number does not impact tolerance testing or any other aspect of the subject loan in any way. It is for an entirely different loan. A denial letter does not exist because it was a dead import with the partner. Regardless, a denial or withdraw letter is not necessary.  Please review to clear this condition or escalate to [Redacted].

Reviewer Comment (2022-04-26): [Redacted] Received snip showing information for Loan ID [Redacted] and does not state anything about LE dated [Redacted]. Please provide the cancellation/denial letter indicating application was closed out to remove from the review or cure is required.

Buyer Comment (2022-04-25): Please see attached confirming that the non-associated loan did not proceed. Please review to clear this condition.

Reviewer Comment (2022-04-20): "[Redacted] agreed that Warehousing Fee disclosed on CD dated [Redacted] however LE dated has [Redacted] has different loan ID number.  Please provide the cancellation/denial letter indicating the application was closed out to remove from the review. Otherwise, Cure is required in order to clear this exception.

Buyer Comment (2022-04-19): [Redacted]: The loan estimate provided dated [Redacted] is for a different loan, see the Loan ID that doesn't match the loan estimate dated [Redacted]. The underwriting fee was charged on the Initial LE [Redacted].
																		04/27/2022			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220250			25346858			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The Delivery Certificate from Class Valuation reflects the appraisal was delivered to the borrower on [Redacted]. The copy of the appraisal in file indicates the date the appraisal was signed was not until [Redacted].				Buyer Comment (2022-04-25): Acknowledged EV2 Reviewer Comment (2022-04-20): Appraisal waiver does not explain why borrower received appraisal a day prior to appraisal being completed. Documentation that borrower received appraisal completed on [Redacted] has not been provided. Buyer Comment (2022-04-19): [Redacted]: see appraisal waiver.			04/25/2022	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220255			25229900			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The file did not contain a valid Changed Circumstance for the increased Appraisal fee on [Redacted] going from [Redacted] to [Redacted].				Reviewer Comment (2022-04-11): [Redacted] received valid COC dated [Redacted]. Buyer Comment (2022-04-08): Please see attached	04/11/2022			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220257			25455323			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	A Valid VVOE was not located in the file. The VVOE provided did not include the Source used to obtain Phone/Address.				Reviewer Comment (2022-04-28): Received document regarding source used to obtain Phone address available on VVOE document and same has been associated. Exception cleared. Buyer Comment (2022-04-27): [Redacted]: see attachment.	04/28/2022			1	A		NV	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220260			25378833			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Walls in Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the projected payments Section.				Buyer Comment (2022-04-21): We disclosed "walls-in" as other because it does not cover the dwelling and is truly personal property insurance and not homeowners insurance, and we provide page [Redacted] which gives a more detailed breakdown.			04/21/2022	2	B		IL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220264			25353273			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing "Walls in Insurance" and the amount was incorrectly reflected in the "Other" section on page [Redacted] of the final Closing Disclosure. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's in the Estimated Taxes, Insurance & Assessments section.				Buyer Comment (2022-04-19): .			04/19/2022	2	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220265			25317232			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.						Reviewer Comment (2022-04-20): Received revised Hazard insurance policy document and associated. Exception cleared. Buyer Comment (2022-04-19): Please see the attached for the renewal HOI policy	04/20/2022			1	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220267			25233600			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2022-04-15): Received copy of updated title commitment with proposed policy amount of [Redacted] which is the same as the Note amount. Exception cleared. Buyer Comment (2022-04-15): please see attached Reviewer Comment (2022-04-11): Document provided dated [Redacted], has loan amount of [Redacted] same as title commitment. This does not clear exception. Exception still valid. Buyer Comment (2022-04-08): please see attached	04/15/2022			1	A		NV	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220269			25353068			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A Final Inspection Fee in the amount of [Redacted] was added to the CD dated [Redacted]. The appraisal was signed and dated on [Redacted]. Based on these dates, the change of circumstance was not provided within [Redacted] of when the lender became aware of the addition of the fee. A tolerance cure is required in the amount of [Redacted] for this zero percent tolerance fee.
Reviewer Comment (2022-04-22): [Redacted] received valid COC dated [Redacted] for increase in fee.

Buyer Comment (2022-04-21): The appraisal completed on the subject property is clearly "subject to" and final inspection in file was completed on the subject property. The CIC form discloses the correct fee amount and is still a valid CIC. Please clear this exception

Reviewer Comment (2022-04-21): [Redacted] upon further review there is no appraisal report  within three days of COC dated [Redacted]. Appraisal is in file and effective dated [Redacted].As COC stated non subject property order, kindly provide additional information in details to justify the reason why fee was increased on CD dated [Redacted] or need cure.

Buyer Comment (2022-04-21): please see correct CIC form attached

Reviewer Comment (2022-04-20): [Redacted] upon further review, please provide a valid COC for Borrower ([Redacted] and [Redacted]) as COC present in file is for a different borrower and another property address. No information on what change necessitated the addition of the fee was provided.  Additional information on the change is required to determine if fee can be rebaselined.

Buyer Comment (2022-04-19): Please see CIC form attached which confirms a final inspection had to be ordered as the initial appraisal was "subject to"
																		04/22/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220269			25353134			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The recording fees increased from [Redacted] ([Redacted] Deed + [Redacted] Mortgage) on the initial LE to [Redacted] ([Redacted] Deed + [Redacted] Mortgage) on the Final CD. The addition of a Quit Claim Deed was due to [Redacted] Quit Claiming her interest. It was not possible to determine why this fee was not disclosed until the CD dated [Redacted] as it would appear the lender should have been aware at the time of application. In addition, the mortgage recording fee also increased without a reason being identified.				Reviewer Comment (2022-04-21): [Redacted] received valid COC dated [Redacted] and deed dated [Redacted] is in file. Buyer Comment (2022-04-21): Please see correct CIC form attached Reviewer Comment (2022-04-20): [Redacted] upon further review, please provide a valid COC for Borrower ([Redacted] and [Redacted]) as COC present in file is for a different borrower and another property address. Please provide a valid COC or cure. Buyer Comment (2022-04-19): please see CIC form attached which confirms the fee increased as extra pages had to be recorded for a quticlaim deed	04/21/2022			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220270			25424007			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Valid COC for increase on [Redacted] was not provided.
Reviewer Comment (2022-04-29): [Redacted] has received corrected PCCD, copy of refund check, proof of mailing and LOE to borrower.

Buyer Comment (2022-04-28): [Redacted]: see the attachment.

Reviewer Comment (2022-04-27): [Redacted] received VCCs however the fee increased on the final CD as the specific lender credit was removed. Please provide VCC regarding removal of lender credit or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2022-04-26): See the below valid changes. Both of them state that the loan amount changing is the reason for the fee increase. Please review and clear the exception.
																			04/29/2022		2	B		VA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220271			25306298			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2022-04-14): We are a client service based organization and we disclose HOI in the field that corresponds and all other forms of insurance as other, and the client can view page [Redacted] for any questions/concerns.			04/14/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220271			25306300			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.
Reviewer Comment (2022-04-15): [Redacted]  Received COC dated [Redacted] with a valid reason for change.

Reviewer Comment (2022-04-14): [Redacted]  Received COC which shows that the Appraisal fee changed from [Redacted] to [Redacted] on [Redacted], however we see this change on the CD dated [Redacted]. We do not have a corresponding CD for the COC dated [Redacted] to show this change. Please provide a corresponding CD for the COC dated [Redacted] or provide a valid COC to justify the change on Cd dated [Redacted] or provide cure documents.

Buyer Comment (2022-04-14): [Redacted]: see appraisal fee cic.
																		04/15/2022			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220271			25306340			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		Dwelling coverage was [Redacted] and [Redacted] for extended coverage of [Redacted] = [Redacted] and the Note amount is [Redacted]. Replacement Cost Estimator was not provided.				Reviewer Comment (2022-04-15): HOI policy has been provided which includes replacement cost coverage. Exception cleared. Buyer Comment (2022-04-14): [Redacted]: see attachment.	04/15/2022			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220271			25307976			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	The verbal verification of employment for the co-borrower's employment with [Redacted] was dated [Redacted] which is not within [Redacted] of the Note dated [Redacted].				Reviewer Comment (2022-04-18): Received VVOE performed on [Redacted] which is acceptable. Exception cleared. Buyer Comment (2022-04-15): [Redacted]: See attached voe. Reviewer Comment (2022-04-15): The verbal verification of employment for the co-borrower's employment with [Redacted] was dated [Redacted] which is not within [Redacted] of the Note dated [Redacted]. Kindly provide VVOE within [Redacted] to clear the exception. Buyer Comment (2022-04-14): [Redacted]: see attachment proof showing [Redacted] was the source.	04/18/2022			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220273			25300109			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Asset [Redacted] Account Number [Redacted], Months Verified is less than [Redacted]				Reviewer Comment (2022-04-14): Received statement for the period [Redacted] to [Redacted]. Exception cleared. Buyer Comment (2022-04-14): see attached Buyer Comment (2022-04-14): See attached bank statement and review to clear condition.	04/14/2022			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220276			25349635			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2022-04-20): Title final with policy amount of [Redacted] has been provided. Exception cleared. Buyer Comment (2022-04-19): Please see attached final title policy confirming sufficient coverage.	04/20/2022			1	A		CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220277			25350879			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Copy of the Homeowner's Insurance Policy for the property at [Redacted] was not found in the file.				Reviewer Comment (2022-04-20): HOI policy and HOA verification has been provided for the property at [Redacted]. Exception cleared. Buyer Comment (2022-04-19): Please see the attached HOI for non-subject property [Redacted].	04/20/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220286			25349423			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		The policy found in file is dated [Redacted] yet loan disbursed on [Redacted].				Reviewer Comment (2022-04-27): Prior policy provided verifying coverage at the time of closing. Exception cleared. Buyer Comment (2022-04-26): Please see the attached for the clients prior policy dated for [Redacted] through [Redacted]	04/27/2022			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220286			25349578			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Lender credits for this fee went away on [Redacted] CD without explanation. Cure was not found on final CD.
Reviewer Comment (2022-04-25): [Redacted] received PCCD, LOE, copy of refund check, and proof of mailing.

Reviewer Comment (2022-04-25): [Redacted] received corrected PCCD, LOE, Copy of refund check and shipping label. However, Tracking still indicates the Label has been created; however, it has not been picked up for shipping. Proof of Mailing is required to cure.

Buyer Comment (2022-04-22): Please see the attached for the corrected CD, LOE to client, check copy and [Redacted] label. This tolerance cure includes [Redacted] for the Loan amount points + [Redacted] for the life of loan Tax service fee +[Redacted] for the lenders Title Policy for a Total of [Redacted] the original Lender credit that was applied to these 3 fee's.
																			04/25/2022		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220286			25349579			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Lender credits for this fee went away on [Redacted] CD without explanation. Cure was not found on final CD.
Reviewer Comment (2022-04-25): [Redacted] received PCCD, LOE, copy of refund check, and proof of mailing.

Reviewer Comment (2022-04-25): [Redacted] received corrected PCCD, LOE, Copy of refund check and shipping label. However, Tracking still indicates the Label has been created; however, it has not been picked up for shipping. Proof of Mailing is required to cure.

Buyer Comment (2022-04-22): Please see the attached for the corrected CD, LOE to client, check copy and [Redacted] label. This tolerance cure includes [Redacted] for the Loan amount points + [Redacted] for the life of loan Tax service fee +[Redacted] for the lenders Title Policy for a Total of [Redacted] the original Lender credit that was applied to these 3 fee's.
																			04/25/2022		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220286			25349580			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Lender credits for this fee went away on [Redacted] CD without explanation. Cure was not found on final CD.
Reviewer Comment (2022-04-25): [Redacted] received PCCD, LOE, copy of refund check, and proof of mailing.

Reviewer Comment (2022-04-25): [Redacted] received corrected PCCD, LOE, Copy of refund check and shipping label. However, Tracking still indicates the Label has been created; however, it has not been picked up for shipping. Proof of Mailing is required to cure.

Buyer Comment (2022-04-22): Please see the attached for the corrected CD, LOE to client, check copy and [Redacted] label. This tolerance cure includes [Redacted] for the Loan amount points + [Redacted] for the life of loan Tax service fee +[Redacted] for the lenders Title Policy for a Total of [Redacted] the original Lender credit that was applied to these 3 fee's.
																			04/25/2022		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220286			25369634			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Lender Credit was noted on [Redacted] CD but absent on the [Redacted] Final CD. No VCC was located in the loan file to explain the change.				Reviewer Comment (2022-04-25): [Redacted] received PCCD, LOE, copy of refund check, and proof of mailing. Buyer Comment (2022-04-22): Please see the attached for the corrected CD, LOE to client, check copy and [Redacted] label. This tolerance cure includes [Redacted] for the Loan amount points + [Redacted] for the life of loan Tax service fee +[Redacted] for the lenders Title Policy for a Total of [Redacted] the original Lender credit that was applied to these 3 fee's.		04/25/2022		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220289			25228907			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year [Redacted] - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Amount of Estimated Property Costs over Year [Redacted] of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate. Per the 1004, the HOA fee is [Redacted]/mo, the 1008 lists the HOA fee as [Redacted]/mo.				Buyer Comment (2022-04-07): .			04/07/2022	2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220289			25229040			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded for Recording fee on Final CD.A valid COC for was not in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the explanation sent to the borrower disclosing the changes made was not provided.				Reviewer Comment (2022-04-13): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. Buyer Comment (2022-04-12): Please see the attached redisclsoure package containing the check, pccd and loe and shipping label.		04/13/2022		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220289			25231190			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Source used to obtain the phone number for [Redacted] is missing on VVOE ([Redacted]) in file.				Reviewer Comment (2022-04-12): Received the email which confirms that the email address contains the company domain which is tied to the business. Buyer Comment (2022-04-11): The verification of employment was completed via email and the email address contains the company domain which is tied to the business. Please see attached voe dated [Redacted]	04/12/2022			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220289			25231196			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	The Source used to obtain the phone number for [Redacted] is missing on VVOE ([Redacted]) in file.				Reviewer Comment (2022-04-12): Received the email which confirms that the email address contains the company domain which is tied to the business. Buyer Comment (2022-04-11): The verification of employment was completed via email and the email address contains the company domain which is tied to the business. Please see attached.	04/12/2022			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220293			25315427			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOA dues for the property at [Redacted] was not found in the file.				Reviewer Comment (2022-04-18): Received the [Redacted] page of the URAR which supports HOA dues of [Redacted] per month. Exception cleared. Buyer Comment (2022-04-15): Please see attached evidence of non-subject HOA dues from an appraisal completed on an associated loan for the non-subject property.	04/18/2022			1	A		ID	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220294			25317766			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Policy in the amount of [Redacted] with Extended Replacement Coverage of [Redacted], totaling [Redacted] is insufficient for the Estimated Cost New of [Redacted] and the loan amount of [Redacted].				Reviewer Comment (2022-04-19): HOI policy in file verifies that the total dwelling coverage is set for the cost of rebuilding the home to a similar construction. Exception cleared. Buyer Comment (2022-04-18): Please review the subject HOI policy on page [Redacted] in your loan file. In the Limit of Liability section I it shows under policy type "Homeowners Policy A1-Replacement Cost - Similar construction. It is the position of [Redacted] that this verbiage on the policy verifies that the total dwelling coverage is set for the cost of rebuilding the home to a similar construction	04/19/2022			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220295			25308453			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Verified data is correct and title policy coverage is [Redacted] and loan amount is [Redacted]. Need to provide updated prelim title or final title.				Reviewer Comment (2022-04-19): Title commitment has been provided with Title Policy Amount of [Redacted]. Exception cleared. Buyer Comment (2022-04-18): [Redacted]: See attachment.	04/19/2022			1	A		CO	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220300			25453150			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of [Redacted] is less than the note amount of [Redacted] by [Redacted]. Provide sufficient policy coverage				Reviewer Comment (2022-04-28): Received revised title commitment with correct amount and associated the same in file. Exception cleared. Buyer Comment (2022-04-26): Please see attached title commitment confirming sufficient coverage.	04/28/2022			1	A		FL	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220300			25453337			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure was provided to Borrower [Redacted] electronically .
Reviewer Comment (2022-05-02): Consummation took place on [Redacted].

Buyer Comment (2022-04-29): [Redacted] is testing the notary date as the date of closing which is not accurate. The borrower can sign documents prior to the actual closing date of [Redacted], but that does not make the transaction date any other than the date stated on the CD of [Redacted]. The effective closing date is [Redacted], the documents were just signed before then which is allowed. Please review to clear this condition.

Reviewer Comment (2022-04-27): Closing date, per notary is [Redacted].  Initial CD was not received [Redacted] or more days prior to closing.

Buyer Comment (2022-04-26): Please review to clear this condition. The CD was provided to the borrower and acknowledged on [Redacted] as shown on the evidentiary document. This was disclosed withing the required time for the closing of [Redacted]
																		05/02/2022			1	A		FL	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220302			25428106			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased from [Redacted] to [Redacted] on [Redacted] . A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment (2022-04-25): [Redacted] upon further review received a valid COC dated [Redacted] for Appraisal Fee increases. Buyer Comment (2022-04-22): see attached	04/25/2022			1	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220302			25428107			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Title - Settlement / Closing / Escrow Fee increased from [Redacted] to [Redacted] on [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment (2022-04-25): [Redacted] upon further review there is no tolerance violation. Buyer Comment (2022-04-22): see attached	04/25/2022			1	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220302			25429412			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Service Charges fee was not disclosed on the Loan Estimate and added to the closing disclosure dated [Redacted] in the amount of [Redacted]. A valid Change of Circumstance was not provided and a cure in the amount of [Redacted] was missing.				Reviewer Comment (2022-04-25): [Redacted] upon further review there is no tolerance violation. Buyer Comment (2022-04-22): see attached	04/25/2022			1	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220305			25345608			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The co-borrower's VVOE is missing the Third Party Source of the employer's telephone number.				Reviewer Comment (2022-04-20): Third Party Verification of employer's telephone number is received for the co-borrower. Exception cleared. Buyer Comment (2022-04-19): [Redacted]: see attachment.	04/20/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220305			25345773			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower's are current renting from a family member. A Month to Month Lease Agreement was provided. The Lease Agreement is not legible in order to verify the monthly rental payment in order to correlate with the bank statements in file to verify a [Redacted] payment month history. In addition, the agreement date reflects [Redacted]. The final loan application indicates borrower's have been here for [Redacted] years. Clarification is needed.				Reviewer Comment (2022-04-20): Lease agreement has been provided as verification of rent , the provided lease agreement is legible which mentions about the monthly rent of [Redacted] with a month to month tenancy. Exception cleared. Buyer Comment (2022-04-19): [Redacted]: The clients W2 and other documents show this was their previous residence that they are departing to live in a new home, and they have a month to month tenancy. The attached lease is clearer and is acceptable given the client is departing this residence to rent it.	04/20/2022			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220307			25358648			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Flood Insurance Premium was reflected in "Other" vs. Insurance in the Estimated Taxes, Insurance & Assessment section of Page [Redacted] of the final Closing Disclosure.				Buyer Comment (2022-04-20): .			04/20/2022	2	B		NC	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220307			25365950			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Appraisal Fee was not found in the file.				Reviewer Comment (2022-04-20): [Redacted] received COC dated [Redacted]. Buyer Comment (2022-04-20): Please see attached CIC for the increase to the appraisal fee.	04/20/2022			1	A		NC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220311			25422061			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The H-8 form was used, the H-9 form should have been used as this is a same lender refinance.				Buyer Comment (2022-04-21): .			04/21/2022	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220314			25304001			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		The disbursement date was [Redacted] and the Effective date was [Redacted]				Reviewer Comment (2022-04-15): HOI with effective date of [Redacted] with sufficient coverage has been received. Exception cleared. Buyer Comment (2022-04-14): Please see attached confirming coverage as of [Redacted]. The one showing the coverage of [Redacted] is dated prior to this. The current of [Redacted] is dated [Redacted], the oudated one is [Redacted]. Please review to clear this condition.	04/15/2022			1	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220314			25304259			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	There was a fee changed in fee lender credit but there was no valid changed of circumstance or cure provided on file				Reviewer Comment (2022-04-15): Upon further review lender credit correctly disclosed to consumer. Buyer Comment (2022-04-14): Please re-review. The borrower is receiving [Redacted] in LPC on the final CD.	04/15/2022			1	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220316			25354774			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	A valid COC for decreased lender credit from [Redacted] to [Redacted] on the final CD dated [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.
Reviewer Comment (2022-04-29): [Redacted] received Letter of Explanation, Proof of mailing, Copy of Refund Check, and Corrected CD.

Buyer Comment (2022-04-28): Please see redisclosure pkg attached where we cured [Redacted] total. [Redacted] for the decrease in lender credits and [Redacted] for the increase to the Lender Title Insurance Fee

Reviewer Comment (2022-04-25): Lender Credit was [Redacted] on [Redacted] and reduced to [Redacted] in final CD dated [Redacted].  Cure of [Redacted] is required.

Buyer Comment (2022-04-22): please see CIC form attached which confirms the pricing changes impacted the lender credit we could extend to the consumer
																			04/29/2022		2	B		OH	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220316			25354775			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	A valid COC for increased Title -Lenders Title Policy on [Redacted] was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of the refund check, proof of delivery and a copy of the letter of explanation sent to the borrower disclosing the changes was not provided.				Reviewer Comment (2022-04-29): [Redacted] received Letter of Explanation, Proof of mailing, Copy of Refund Check, and Corrected CD. Reviewer Comment (2022-04-29): [Redacted] received cure documents, however, tracking item indicates 'label created'. Please provide a valid proof of mailing that indicates item was shipped or delivered to borrower. Exception remains. Buyer Comment (2022-04-28): Please see redisclosure pkg attached where we cured [Redacted] total. [Redacted] for the decrease in lender credits and [Redacted] for the increase to the Lender Title Insurance Fee		04/29/2022		2	B		OH	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220316			25359809			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A legible copy of the borrower's [Redacted] W-2 from [Redacted] was not provided.				Reviewer Comment (2022-04-25): [Redacted] W2 provided. Exception cleared. Buyer Comment (2022-04-22): please see attached	04/25/2022			1	A		OH	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220317			25237452			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. There was an email indicating it was being increased due to complexity, however, there is no evidence of the date of the change requested in order to verify the re-disclosure to the borrower was provided timely. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2022-04-08): "[Redacted] received valid COC document to clear this exception. Reviewer Comment (2022-04-08): Cleared in error Buyer Comment (2022-04-08): [Redacted]: see attachment.	04/08/2022			1	A		UT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220317			25239479			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Reserves were short by [Redacted]. The difference was due to the use of only [Redacted] of the savings and checking accounts at [Redacted] for [Redacted] as borrower only has [Redacted] ownership of this company per the documents in file.				Reviewer Comment (2022-04-08): Borrower is owner of [Redacted]. Per FNMA Guidelines, 1084 required in order to verify business cash flow. Lender does not supply 1084's per deal notes and income from this entity was not utilized. Exception cleared. Buyer Comment (2022-04-08): [Redacted]: The borrower may use [Redacted]and we have proof the client is the sole owner of the business account. This documentation has been provided.	04/08/2022			1	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220319			25369574			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	The Final CD includes HO6 'Walls In' condo insurance within the "Other" checkbox on page [Redacted] in the Estimated Taxes, Insurance & Assessments section.				Buyer Comment (2022-04-20): .			04/20/2022	2	B		FL	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220325			25347001			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Documentation not found to verify the [Redacted] wire out from borrower's account [Redacted] on [Redacted] was sent to the title company as an escrow deposit prior to the closing date. This amount is not included on the final CD under amounts already paid on behalf of the borrower.
Reviewer Comment (2022-04-20): Wire confirmation has been provided for the [Redacted] amount  on [Redacted]. Exception cleared. This amount  was sent to the Title company as an escrow deposit prior to the note date of [Redacted]. Exception cleared.

Buyer Comment (2022-04-19): The [Redacted] Wire came from the clients [Redacted] account ending in [Redacted] on [Redacted], this document is located on your loan file on [Redacted]. Only [Redacted] of the [Redacted] is included in this purchase transaction as that is the amount of the earnest money deposit required from the borrower, the remaining [Redacted] are still client owned funds that were held by the title/escrow company. Please see the attached
																		04/20/2022			1	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220326			25357809			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee Amount of [Redacted] exceeds tolerance of [Redacted], no cure or valid change of circumstances was provided
Reviewer Comment (2022-05-04): [Redacted] Received PCCD dated [Redacted] along with copy of check, proof of mailing and LOE.

Buyer Comment (2022-05-03): please see the updated redisclosure with the copy of the check attached. This was mailed today via UPS overnight so we will provide proof of delivery tomorrow

Reviewer Comment (2022-05-03): [Redacted] received PCCD, LOE, proof of mailing however tracking id only shows label created it has not been sent out yet. Please provide proof of mailing and also copy of refund check to cure the exception.

Buyer Comment (2022-05-03): we are waiting for a copy of the check. attached is the redisclosure pkg without the check. please review and approve and we will provide a copy of the check in a few hours

Reviewer Comment (2022-04-26): [Redacted] received COC for increase in fee however, fee increased on [Redacted] and we do not have any disclosure(LE/CD) within [Redacted] of change. Kindly provide LE which is within [Redacted] of change.

Buyer Comment (2022-04-26): please see attached
																			05/04/2022		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[Redacted]	RCKT2220330			25349443			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	The Appraisal Notice sent to the borrower is dated [Redacted], but does not indicate electronic delivery. There is no additional documentation found in the file to evidence the borrower's receipt date for the appraisal, and no document is found at closing acknowledging receipt at least [Redacted] prior to closing. The Notice date of [Redacted] + [Redacted] mailing = [Redacted] - which is less than [Redacted] prior to the Note date of [Redacted].				Reviewer Comment (2022-04-20): Appraisal delivery waiver dated [Redacted] has been provided. Exception cleared. Buyer Comment (2022-04-19): Please see attached appraisal delivery waiver.	04/20/2022			1	A		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[Redacted]	RCKT2220330			25371525			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Borrower provided appraisal waiver less than [Redacted] ([Redacted]) business days prior to consummation.					Buyer Comment (2022-04-26): .			04/26/2022	2	B		CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No